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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

[Evergreen Select Fixed Income Trust]
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for four of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund, Evergreen Limited Duration Fund, Evergreen Short Intermediate Bond Fund, for the six months ended December 31, 2005. These four series have a June 30 fiscal year end.

Date of reporting period: December 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

Evergreen

ADJUSTABLE RATE FUND

Semiannual Report
as of December 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Adjustable Rate Fund, which covers the six-month period ended December 31, 2005.

Over the past six months, investors in the fixed income markets had to overcome a variety of hurdles. Questions about the sustainability of economic growth, surging energy prices and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. During this period of uncertainty, the importance of asset allocation became increasingly evident, and we believed exposure to Evergreen’s short and intermediate term bond funds enabled investors to contribute to their fully diversified, long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. The rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans

LETTER TO SHAREHOLDERS continued

exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the second half of 2005.

The Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the Fed was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded once again by moving lower. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

In this environment, the portfolio management teams of Evergreen’s short and intermediate term bond funds attempted to capitalize on trends within the fixed income market. Security selection was critical, as income proved to be the largest contributor to total return. Indeed, rising yields was the dominant theme for our short and intermediate term bond funds during the period, as our portfolio teams endeavored to maximize yield while preserving capital for our investors.

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including the consideration of exposure to short and intermediate term bond funds, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Lisa Brown-Premo

• Robert Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

6-month return with sales
charge	-2.22%	-4.29%	-0.32%	N/A	N/A

6-month return w/o sales
charge	1.02%	0.67%	0.67%	1.18%	1.05%

Average annual return*

1-year with sales charge	-1.32%	-3.60%	0.34%	N/A	N/A

1-year w/o sales charge	2.03%	1.32%	1.32%	2.34%	2.08%

5-year	2.78%	2.36%	2.71%	3.74%	3.48%

10-year	4.50%	4.42%	4.42%	4.99%	4.74%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares, versus a similar investment in the Lehman 6-Month Treasury Bill Index (Lehman 6-Mo. T-Bill) and the Consumer Price Index (CPI).

The Lehman 6-Mo. T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,010.23	$ 3.95
Class B	$ 1,000.00	$ 1,006.68	$ 7.54
Class C	$ 1,000.00	$ 1,006.68	$ 7.49
Class I	$ 1,000.00	$ 1,011.75	$ 2.48
Class IS	$ 1,000.00	$ 1,010.48	$ 3.70
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.27	$ 3.97
Class B	$ 1,000.00	$ 1,017.69	$ 7.58
Class C	$ 1,000.00	$ 1,017.74	$ 7.53
Class I	$ 1,000.00	$ 1,022.74	$ 2.50
Class IS	$ 1,000.00	$ 1,021.53	$ 3.72

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.78% for Class A, 1.49% for Class B, 1.48% for Class C, 0.49% for Class I and 0.73% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

						Year Ended
	Six Months Ended	Year Ended June 30,				September 30,
	December 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$9.34	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income (loss)	0.13[3]	0.20[3]	0.15[3]	0.28	0.32[3]	0.54[3]	0.16
Net realized and unrealized gains or losses on
investments	(0.04)	0	(0.03)	0.02	0.02	0.24	(0.02)

Total from investment operations	0.09	0.20	0.12	0.30	0.34	0.78	0.14

Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.30)	(0.35)	(0.34)	(0.62)	(0.16)

Net asset value, end of period	$9.26	$ 9.34	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return[4]	1.02%	2.14%	1.22%	3.11%	3.62%	8.46%	1.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$641,370	$826,622	$1,301,464	$2,102,065	$742,779	$190,055	$26,552
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.78%[5,6]	0.71%[7]	0.70%	0.68%	0.64%[5]	0.69%	0.71%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.78%[5,6]	0.75%[6]	0.71%	0.69%	0.64%[5]	0.69%	0.83%[5]
Net investment income (loss)	2.79%[5]	2.16%	1.62%	2.42%	4.43%[5]	5.70%	6.54%[5]
Portfolio turnover rate	5%	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

6 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.73%.

7 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.69%.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

						Year Ended
	Six Months Ended	Year Ended June 30,				September 30,
	December 31, 2005
CLASS B	(unaudited)	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income (loss)	0.10[3]	0.14[3]	0.09[3]	0.19	0.26[3]	0.44[3]	0.14
Net realized and unrealized gains or losses on
investments	(0.04)	(0.01)	(0.04)	0.03	0.03	0.27	(0.02)

Total from investment operations	0.06	0.13	0.05	0.22	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	(0.14)	(0.24)	(0.23)	(0.27)	(0.29)	(0.55)	(0.14)

Net asset value, end of period	$9.26	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52

Total return[4]	0.67%	1.43%	0.52%	2.34%	3.04%	7.65%	1.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$478,649	$563,993	$743,172	$945,625	$547,224	$173,276	$5,067
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.49%[5,6]	1.45%[7]	1.41%	1.43%	1.45%[5]	1.49%	1.50%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.49%[5,6]	1.45%[7]	1.41%	1.43%	1.45%[5]	1.49%	1.62%[5]
Net investment income (loss)	2.09%[5]	1.44%	0.91%	1.71%	3.63%[5]	4.61%	5.73%[5]
Portfolio turnover rate	5%	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

6 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.44%.

7 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.43%.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

						Year Ended
	Six Months Ended	Year Ended June 30,				September 30,
	December 31, 2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$9.34	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income (loss)	0.10[3]	0.13[3]	0.09[3]	0.19	0.26[3]	0.41[3]	0.14
Net realized and unrealized gains or losses on
investments	(0.04)	0	(0.04)	0.03	0.03	0.30	(0.02)

Total from investment operations	0.06	0.13	0.05	0.22	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	(0.14)	(0.24)	(0.23)	(0.27)	(0.29)	(0.55)	(0.14)

Net asset value, end of period	$9.26	$ 9.34	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return[4]	0.67%	1.43%	0.52%	2.34%	3.04%	7.65%	1.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$958,050	$1,247,703	$1,966,006	$2,824,812	$1,510,835	$348,002	$3,699
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.48%[5,6]	1.45%[6]	1.41%	1.43%	1.45%[5]	1.48%	1.50%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.48%[5,6]	1.45%[6]	1.41%	1.43%	1.45%[5]	1.48%	1.62%[5]
Net investment income (loss)	2.09%[5]	1.42%	0.91%	1.70%	3.60%[5]	4.40%	5.73%[5]
Portfolio turnover rate	5%	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

6 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.43%.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

						Year Ended
	Six Months Ended	Year Ended June 30,				September 30,
	December 31, 2005
CLASS I	(unaudited)	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$9.34	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.56

Income from investment operations
Net investment income (loss)	0.15[2]	0.23[2]	0.18[2]	0.33	0.33[2]	0.59[2]	0.61
Net realized and unrealized gains or losses on
investments	(0.04)	0	(0.04)	(0.01)[3]	0.03	0.21	(0.05)

Total from investment operations	0.11	0.23	0.14	0.32	0.36	0.80	0.56

Distributions to shareholders from
Net investment income	(0.19)	(0.34)	(0.32)	(0.37)	(0.36)	(0.64)	(0.60)

Net asset value, end of period	$9.26	$ 9.34	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return	1.18%	2.45%	1.53%	3.36%	3.81%	8.73%	6.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,911,462	$1,950,844	$2,722,219	$2,732,661	$419,486	$140,979	$32,787
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.49%[4,5]	0.45%[6]	0.41%	0.44%	0.45%[4]	0.50%	0.43%
Expenses excluding waivers/reimbursements
and expense reductions	0.49%[4,5]	0.45%[6]	0.41%	0.44%	0.45%[4]	0.50%	0.45%
Net investment income (loss)	3.10%[4]	2.43%	1.91%	2.65%	4.63%[4]	6.17%	6.43%
Portfolio turnover rate	5%	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Annualized

5 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.44%.

6 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.43%.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

						Year Ended
	Six Months Ended	Year Ended June 30,				September 30,
	December 31, 2005
CLASS IS	(unaudited)	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$9.34	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.56

Income from investment operations
Net investment income (loss)	0.13[2]	0.20[2]	0.16[2]	0.29	0.31[2]	0.55[2]	0.58
Net realized and unrealized gains or losses on
investments	(0.03)	0	(0.04)	0.01	0.03	0.23	(0.04)

Total from investment operations	0.10	0.20	0.12	0.30	0.34	0.78	0.54

Distributions to shareholders from
Net investment income	(0.18)	(0.31)	(0.30)	(0.35)	(0.34)	(0.62)	(0.58)

Net asset value, end of period	$9.26	$ 9.34	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return	1.05%	2.19%	1.27%	3.11%	3.62%	8.46%	5.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$363,285	$516,966	$762,534	$1,496,754	$589,143	$92,858	$20,384
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%[3,4]	0.70%[4]	0.66%	0.68%	0.70%[3]	0.75%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.73%[3,4]	0.70%[4]	0.66%	0.68%	0.70%[3]	0.75%	0.72%
Net investment income (loss)	2.81%[3]	2.17%	1.66%	2.47%	4.39%[3]	5.72%	6.18%
Portfolio turnover rate	5%	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

4 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.68%.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 14.4%
FIXED-RATE 0.9%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 (n)	$699,843	$697,027
Ser. 2106, Class ZD, 6.00%, 12/15/2028	12,542,110	12,950,957
Ser. 2403, Class KE, 6.50%, 01/15/2032	9,517,739	9,827,594
Ser. 2459, Class VM, 6.50%, 11/15/2014	2,323,312	2,389,939
Ser. 2480, Class EH, 6.00%, 11/15/2031	3,968,840	3,981,366
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	125,835	135,476
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	181,610	196,418
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	3,578,052	3,601,542
Ser. 1999-7, Class D, 6.00%, 03/18/2028	498,653	502,718
Ser. 2002-6, Class TA, 6.00%, 09/25/2031	340,304	341,104
Ser. G93-1, Class K, 6.68%, 01/25/2023	3,796,572	3,931,957

		38,556,098

FLOATING-RATE 13.5%
FHLMC:
Ser. 20, Class F, 5.04%, 10/25/2023	1,634,677	1,656,713
Ser. 21, Class F, 4.94%, 10/25/2023	1,439,201	1,455,219
Ser. 31, Class FA, 4.84%, 04/25/2024	1,138,645	1,143,792
Ser. 1380, Class FB, 3.77%, 10/15/2007	1,573,714	1,572,518
Ser. 1506, Class FD, 5.375%, 05/15/2008	142,529	143,002
Ser. 1513, Class AG, 3.73%, 05/15/2008	3,245,228	3,251,459
Ser. 1671, Class QA, 4.02%, 02/15/2024	590,190	595,100
Ser. 1686, Class FE, 4.17%, 02/15/2024	57,056	58,280
Ser. 1691, Class EA, 4.83%, 02/15/2024	1,362,086	1,371,158
Ser. 1698, Class FC, 3.68%, 03/15/2009	4,469,297	4,488,337
Ser. 1730, Class FA, 3.92%, 05/15/2024	1,916,783	1,902,426
Ser. 1939, Class FB, 5.375%, 04/15/2027	377,974	383,303
Ser. 2115, Class FB, 4.82%, 01/15/2029	1,117,573	1,125,608
Ser. 2182, Class FE, 4.84%, 05/15/2028	1,570,428	1,584,562
Ser. 2293, Class FM, 4.57%, 03/15/2031	2,261,043	2,261,450
Ser. 2314, Class FG, 4.77%, 06/15/2029	3,848,527	3,873,542
Ser. 2315, Class FW, 4.92%, 04/15/2027	1,167,252	1,178,644
Ser. 2322, Class FE, 4.82%, 08/15/2028	2,919,565	2,954,045
Ser. 2339, Class F, 4.87%, 06/15/2029	5,260,747	5,331,610
Ser. 2388, Class FG, 4.87%, 12/31/2031	2,785,267	2,811,448
Ser. 2389, Class FI, 5.12%, 06/15/2031	3,095,884	3,148,422
Ser. 2391, Class EF, 4.87%, 06/15/2031	1,326,808	1,344,176
Ser. 2395, Class FD, 4.97%, 05/15/2029	3,035,091	3,074,851
Ser. 2396, Class FM, 4.82%, 12/15/2031	778,717	787,057
Ser. 2418, Class FO, 5.27%, 02/15/2032	6,629,014	6,769,417
Ser. 2422, Class FC, 4.87%, 02/15/2032	4,493,936	4,547,728
Ser. 2425, Class FO, 5.27%, 03/15/2032	10,025,788	10,241,643
Ser. 2431, Class F, 4.87%, 03/15/2032	12,011,898	12,157,482
Ser. 2436, Class FA, 5.37%, 03/15/2032	1,571,183	1,610,497

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2461, Class FI, 4.87%, 04/15/2028	$1,717,623	$1,731,793
Ser. 2464, Class FE, 5.37%, 03/15/2032	2,200,054	2,259,752
Ser. 2466, Class FV, 4.92%, 03/15/2032	2,606,606	2,641,561
Ser. 2470, Class FB, 4.82%, 04/15/2027	3,826,720	3,867,513
Ser. 2475, Class FD, 4.92%, 06/15/2031	5,271,439	5,328,265
Ser. 2479, Class FA, 4.77%, 08/15/2032	14,069,819	14,152,690
Ser. 2481, Class FC, 5.37%, 05/15/2031	3,091,089	3,183,439
Ser. 2481, Class FE, 5.37%, 03/15/2032	4,810,644	4,910,224
Ser. 2526, Class FL, 4.77%, 01/15/2029	6,459,888	6,501,942
Ser. 2526, Class FM, 4.77%, 05/15/2029	9,425,737	9,490,209
Ser. 2534, Class EF, 4.72%, 05/15/2022	6,032,484	6,055,830
Ser. 2534, Class FJ, 4.72%, 04/15/2022	4,396,364	4,413,378
Ser. 2547, Class FM, 4.92%, 01/15/2033	8,678,276	8,830,232
Ser. 2631, Class FC, 4.77%, 06/15/2033	6,406,679	6,463,826
Ser. 2827, Class FR, 4.87%, 01/15/2022	11,388,484	11,460,117
Ser. T-56, Class 2AF, 4.78%, 05/25/2043	34,037,084	34,236,881
Ser. T-62, Class 1A1, 4.36%, 10/25/2044	93,077,409	93,684,274
FNMA:
Ser. 1992-39, Class FA, 4.43%, 03/25/2022	1,251,084	1,271,690
Ser. 1992-45, Class F, 4.43%, 04/25/2022	290,014	294,675
Ser. 1992-187, Class FA, 3.87%, 10/25/2007	212,679	215,106
Ser. 1993-62, Class FA, 4.27%, 04/25/2023	2,206,821	2,243,211
Ser. 1993-113, Class FA, 3.84%, 07/25/2023	1,199,733	1,210,254
Ser. 1993-165, Class FE, 5.56%, 09/25/2023	3,757,377	3,852,664
Ser. 1993-170, Class FC, 3.92%, 09/25/2008	208,427	210,980
Ser. 1993-191, Class FC, 3.87%, 10/25/2008	4,274,621	4,349,384
Ser. 1993-197, Class FB, 3.92%, 10/25/2008	179,384	182,718
Ser. 1993-229, Class FB, 4.02%, 12/25/2008	573,175	582,627
Ser. 1993-247, Class FO, 4.12%, 12/25/2023	595,167	608,213
Ser. 1994-14, Class F, 4.67%, 10/25/2023	2,327,437	2,404,638
Ser. 1994-33, Class FA, 4.07%, 03/25/2009	1,314,626	1,332,820
Ser. 1994-33, Class FD, 4.07%, 03/25/2009	640,527	649,391
Ser. 1994-55, Class F, 3.74%, 12/25/2023	725,473	727,765
Ser. 1994-61, Class FB, 5.91%, 04/25/2024	1,253,719	1,296,860
Ser. 1994-80, Class F, 3.92%, 02/25/2009	1,198,263	1,217,867
Ser. 1997-43, Class FM, 4.875%, 07/18/2027	1,828,662	1,848,356
Ser. 1998-T2, Class A5, 5.27%, 01/25/2032	7,709,853	7,776,972
Ser. 1999-49, Class FB, 4.88%, 03/25/2023	1,812,041	1,825,921
Ser. 1999-51, Class FJ, 4.98%, 10/25/2029	3,034,002	3,073,929
Ser. 2000-45, Class FA, 4.92%, 12/08/2030	4,505,317	4,540,053
Ser. 2000-45, Class FB, 4.92%, 12/18/2030	2,703,190	2,724,032
Ser. 2001-08, Class FK, 4.62%, 03/18/2031	2,338,012	2,341,075
Ser. 2001-32, Class FA, 4.93%, 07/25/2031	6,441,950	6,521,315
Ser. 2001-38, Class FB, 4.88%, 08/25/2031	654,857	665,440

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2001-46, Class F, 4.77%, 09/18/2031	$5,550,565	$5,589,475
Ser. 2001-59, Class F, 4.98%, 11/25/2031	6,697,127	6,808,433
Ser. 2001-62, Class FK, 4.88%, 07/25/2028	483,304	487,030
Ser. 2001-63, Class FD, 4.97%, 12/18/2031	1,730,979	1,754,971
Ser. 2001-69, Class FA, 4.98%, 07/25/2031	3,237,983	3,291,734
Ser. 2001-71, Class FS, 4.98%, 11/25/2031	2,380,893	2,414,869
Ser. 2001-81, Class F, 4.93%, 01/25/2032	1,320,744	1,340,701
Ser. 2001-81, Class FC, 5.02%, 01/18/2032	1,704,329	1,735,092
Ser. 2001-81, Class FL, 5.02%, 01/18/2032	3,349,776	3,401,764
Ser. 2002-4, Class FD, 4.93%, 02/25/2032	4,872,976	4,950,749
Ser. 2002-5, Class FD, 5.28%, 02/25/2032	2,633,558	2,685,702
Ser. 2002-13, Class FE, 5.28%, 03/25/2032	3,660,208	3,741,867
Ser. 2002-20, Class FK, 4.98%, 04/25/2032	6,351,476	6,444,207
Ser. 2002-34, Class FA, 4.87%, 05/18/2032	3,951,301	3,995,041
Ser. 2002-37, Class F, 5.18%, 11/25/2031	4,950,252	5,053,712
Ser. 2002-52, Class FG, 4.88%, 09/25/2032	16,887,195	17,118,887
Ser. 2002-64, Class FJ, 5.38%, 04/25/2032	6,546,077	6,739,356
Ser. 2002-68, Class FN, 4.82%, 10/18/2032	6,767,790	6,808,261
Ser. 2002-77, Class F, 4.98%, 12/25/2032	19,501,656	19,843,715
Ser. 2002-77, Class TF, 5.37%, 12/18/2032	8,954,194	9,240,499
Ser. 2002-81, Class FG, 4.83%, 02/25/2031	1,911,105	1,915,424
Ser. 2002-92, Class FB, 5.03%, 04/25/2030	3,131,319	3,165,451
Ser. 2002-95, Class FK, 4.88%, 01/25/2033	8,852,693	8,983,712
Ser. 2002-W5, Class A27, 4.88%, 11/25/2030	6,188,555	6,213,309
Ser. 2002-W5, Class A32, 4.70%, 11/25/2030	1,959,740	1,964,522
Ser. 2003-1, Class FI, 4.68%, 09/25/2023	2,051,800	2,057,832
Ser. 2003-81, Class FG, 4.83%, 09/25/2017	9,222,053	9,347,641
Ser. 2003-102, Class FT, 4.78%, 10/25/2033	3,903,888	3,930,044
Ser. 2003-119, Class FE, 5.38%, 06/25/2027	17,801,026	18,140,314
Ser. 2003-W6, Class F, 4.73%, 09/25/2042	43,528,585	43,724,028
Ser. 2003-W8, Class 3F2, 4.73%, 05/25/2042	2,072,687	2,087,383
Ser. 2004-17, Class FT, 4.78%, 04/25/2034	10,782,889	10,859,124
Ser. G92-6, Class F, 4.08%, 08/25/2021	318,180	320,003
Ser. G92-20, Class FB, 4.43%, 04/25/2022	1,410,977	1,434,907
Ser. G92-61, Class FJ, 4.17%, 10/25/2022	135,908	136,076
Ser. G93-19, Class FD, 3.84%, 04/25/2023	3,662,154	3,689,839
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 47.70%,
07/16/2031 +	473,714	961,836

		588,380,881

Total Agency Mortgage-Backed Collateralized Mortgage
Obligations (cost $625,199,138)		626,936,979

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 76.2%
FIXED-RATE 5.8%
FHLMC:
4.25%, 06/01/2029	$1,439,887	$1,494,531
5.50%, 01/01/2007 - 10/01/2035	4,792,222	4,854,927
5.76%, 04/01/2020	423,718	435,680
5.96%, 09/01/2032	162,302	162,243
6.50%, 04/01/2011 - 09/01/2032	18,747,821	19,368,412
7.00%, 11/01/2012 - 09/01/2035	10,294,309	10,717,512
7.50%, 01/01/2016 - 06/01/2016	487,907	509,787
8.50%, 05/01/2020 - 03/01/2023	786,949	854,308
9.75%, 03/01/2016	46,012	47,665
FHLMC 15 year, 5.50%, TBA #	27,710,000	27,874,542
FHLMC 30 year, 6.00%, TBA #	11,575,000	11,690,750
FNMA:
4.23%, 11/01/2018	259,899	263,756
4.32%, 04/01/2018	2,696,914	2,736,882
5.24%, 02/01/2033	4,046,186	4,155,761
6.50%, 08/01/2013 - 05/01/2033	24,700,848	25,563,538
7.00%, 12/01/2007 - 07/01/2033	9,076,236	9,438,402
7.50%, 11/01/2017 - 06/01/2033	14,868,205	15,620,417
8.00%, 12/01/2026 - 05/01/2033	2,073,398	2,216,180
8.50%, 04/01/2026 - 06/01/2030	547,303	594,093
9.00%, 05/01/2021 - 07/01/2030	484,269	529,219
9.01%, 02/01/2032	366,298	402,035
9.50%, 05/01/2007 - 12/01/2024	640,199	703,343
10.00%, 01/01/2021	364,811	406,492
10.50%, 11/01/2019	112,820	122,146
10.75%, 10/01/2012	25,691	27,365
11.00%, 01/01/2016 - 01/01/2018	75,782	83,766
12.50%, 07/15/2015	207,569	230,286
FNMA 15 year, 5.50%, TBA #	18,290,000	18,404,312
FNMA 30 year, 6.00%, TBA #	60,885,000	61,455,797
GNMA:
4.625%, 01/20/2019	60,372	61,569
6.50%, 06/20/2034	19,639,289	20,513,849
6.75%, 02/15/2029	227,894	239,293
7.00%, 07/20/2034	2,024,719	2,129,198
7.50%, 02/20/2023 - 11/20/2023	59,338	62,896
7.89%, 10/20/2022	2,028,638	2,167,724
8.375%, 10/15/2020	2,324,814	2,513,608
9.00%, 05/15/2016 - 01/20/2025	482,097	524,605
10.25%, 11/15/2029	2,453,585	2,614,273

		251,791,162

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 70.4%
FHLMC:
3.10%, 12/01/2033	$ 19,082,209	$19,437,711
3.50%, 10/01/2033	8,362,735	8,454,034
3.82%, 01/01/2018	22,879	22,823
3.84%, 08/01/2018 - 06/01/2020	1,109,378	1,124,451
3.93%, 01/01/2022	167,714	169,513
3.95%, 06/01/2019	1,478,979	1,495,674
3.97%, 03/01/2018 - 05/01/2033	13,150,758	13,357,780
3.98%, 08/01/2018 - 09/01/2026	2,354,370	2,354,127
4.00%, 12/01/2017 - 05/01/2019	313,249	312,012
4.01%, 01/01/2030 - 07/01/2030	424,269	425,961
4.02%, 01/01/2026	72,758	73,754
4.03%, 07/01/2029	131,087	130,880
4.06%, 05/01/2017	13,491	13,435
4.07%, 07/01/2017	356,228	355,389
4.08%, 10/01/2030	88,184	88,212
4.12%, 09/01/2016 - 03/01/2019	424,526	424,374
4.22%, 06/01/2016 - 02/01/2037	11,796,279	11,953,799
4.26%, 09/01/2016 - 09/01/2018	670,663	683,799
4.28%, 12/01/2017 - 12/01/2018	132,065	132,859
4.31%, 08/01/2018 - 06/01/2029	2,052,987	2,097,381
4.36%, 07/01/2019	72,287	72,848
4.37%, 02/01/2018 - 08/01/2018	59,168	60,113
4.375%, 06/01/2018	49,244	49,628
4.44%, 10/01/2032	3,780,110	3,942,730
4.45%, 06/01/2019 - 11/01/2020	572,467	579,811
4.46%, 10/01/2032	21,819,982	22,338,861
4.49%, 10/01/2032	3,157,705	3,201,168
4.50%, 07/01/2018 - 03/01/2019	23,981	24,117
4.51%, 12/01/2018	158,033	158,108
4.53%, 06/01/2031	11,851,700	12,302,539
4.54%, 03/01/2031	11,484,374	11,745,625
4.55%, 05/01/2019 - 06/01/2030	6,134,868	6,333,139
4.56%, 04/01/2019 - 05/01/2020	72,730	72,941
4.57%, 05/01/2028	2,223,275	2,272,476
4.59%, 06/01/2021	651,476	651,133
4.60%, 01/01/2020	197,940	198,116
4.625%, 10/01/2019	71,108	71,135
4.67%, 04/01/2025	5,064,057	5,268,796
4.70%, 01/01/2020 - 02/01/2024	390,292	393,825
4.75%, 09/01/2015 - 08/01/2019	81,598	82,035
4.78%, 11/01/2033	6,812,624	6,841,579
4.83%, 12/01/2032	24,036,140	24,268,810
4.84%, 07/01/2023 - 03/01/2025	545,329	553,972
4.875%, 07/01/2019	4,376	4,465
4.89%, 05/01/2031	9,890,218	10,390,070

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.90%, 05/01/2020	$3,991	$4,071
4.92%, 01/01/2017 - 10/01/2029	1,517,953	1,530,284
4.93%, 04/01/2020	93,681	95,086
4.96%, 01/01/2027	361,385	367,291
4.97%, 07/01/2028	2,717,260	2,769,836
4.98%, 07/01/2031 - 10/01/2034	27,196,588	27,114,660
5.00%, 02/01/2027	4,581,331	4,665,178
5.02%, 11/01/2034	42,917,997	42,795,681
5.04%, 04/01/2032	647,166	663,646
5.06%, 10/01/2035	4,844,016	4,801,098
5.09%, 07/01/2018	1,073,568	1,107,117
5.10%, 06/01/2024 - 10/01/2025	13,027,613	13,599,017
5.11%, 05/01/2022 - 08/01/2033	5,232,938	5,338,616
5.12%, 02/01/2026	1,673,494	1,707,747
5.13%, 05/01/2025 - 07/01/2030	298,104	302,078
5.14%, 06/01/2020 - 07/01/2031	4,627,145	4,771,596
5.15%, 03/01/2032	172,193	173,160
5.21%, 10/01/2024	1,073,554	1,111,643
5.24%, 07/01/2025 - 07/01/2028	1,175,998	1,212,378
5.25%, 01/01/2017	26,810	27,350
5.26%, 09/01/2030 - 10/01/2031	2,522,036	2,611,094
5.28%, 10/01/2025 - 12/01/2033	24,776,018	25,277,848
5.29%, 05/01/2019 - 11/01/2029	1,438,915	1,487,746
5.30%, 10/01/2037	2,380,037	2,394,942
5.31%, 07/01/2024 - 11/01/2030	132,365	135,125
5.32%, 08/01/2029 - 03/01/2033	32,055,576	32,213,576
5.33%, 01/01/2032	498,229	511,099
5.34%, 01/01/2032	784,715	809,877
5.35%, 10/01/2030 - 05/01/2031	1,077,497	1,106,151
5.36%, 06/01/2025	360,526	370,260
5.375%, 08/01/2027	6,935,661	7,192,742
5.38%, 10/01/2033	21,439,813	22,259,243
5.39%, 02/01/2031	884,265	910,599
5.40%, 06/01/2017	69,137	70,104
5.41%, 05/01/2023 - 07/01/2031	4,741,122	4,884,090
5.42%, 07/01/2024	182,322	187,157
5.43%, 06/01/2024 - 09/01/2032	23,504,768	24,385,876
5.45%, 10/01/2018 - 01/01/2030	270,136	277,014
5.49%, 01/01/2019	3,758	3,799
5.50%, 03/01/2030 - 07/01/2031	88,174,610	91,965,686
5.51%, 07/01/2028	5,815,685	6,080,576
5.52%, 01/01/2031	3,536,121	3,666,780
5.53%, 09/01/2030	368,289	376,646
5.54%, 03/01/2030 - 11/01/2031	1,770,138	1,827,021
5.55%, 08/01/2029 - 12/01/2031	793,268	822,956

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.56%, 08/01/2030 - 10/01/2031	$4,777,998	$4,882,831
5.57%, 03/01/2020 - 01/01/2030	221,299	226,770
5.58%, 06/01/2032	332,902	338,445
5.60%, 08/01/2032	4,284,690	4,338,095
5.61%, 08/01/2030 - 06/01/2033	6,326,518	6,440,348
5.62%, 04/01/2030	689,825	710,823
5.625%, 10/01/2023 - 07/01/2031	116,841	118,562
5.64%, 08/01/2030	28,665,102	30,000,896
5.65%, 06/01/2022 - 02/01/2023	1,979,678	2,049,082
5.67%, 12/01/2030	6,423,434	6,719,811
5.68%, 01/01/2031	4,393,096	4,623,612
5.69%, 09/01/2032	6,941,659	7,104,682
5.71%, 12/01/2027	5,368,680	5,568,127
5.72%, 12/01/2032	34,277,938	35,037,880
5.73%, 01/01/2030 - 06/01/2030	6,752,342	6,958,084
5.76%, 11/01/2031	2,714,861	2,797,338
5.77%, 03/01/2018	199,297	201,950
5.78%, 05/01/2032	1,402,625	1,435,149
5.79%, 04/01/2023 - 07/01/2026	7,891,107	8,148,431
5.80%, 01/01/2028 - 09/01/2031	2,242,866	2,307,784
5.81%, 06/01/2030	804,831	837,354
5.82%, 12/01/2031	1,698,185	1,748,655
5.83%, 08/01/2025	11,760	12,055
5.84%, 08/01/2031	1,042,667	1,074,563
5.85%, 01/01/2027	101,731	104,778
5.86%, 06/01/2030	618,264	637,047
5.875%, 11/01/2022 - 02/01/2024	91,222	93,465
5.90%, 02/01/2027 - 10/01/2029	823,595	835,088
5.91%, 08/01/2029	117,830	118,938
5.92%, 10/01/2032	880,775	923,269
5.93%, 05/01/2031	629,875	657,950
5.94%, 06/01/2030 - 06/01/2031	1,680,066	1,720,117
5.95%, 12/01/2032	119,780	123,816
6.00%, 01/01/2024	9,677	9,903
6.01%, 11/01/2018	80,920	83,653
6.02%, 02/01/2021	125,869	130,143
6.05%, 05/01/2023 - 11/01/2032	9,115,047	9,206,021
6.06%, 02/01/2018	7,068	7,234
6.10%, 05/01/2031 - 11/01/2031	575,439	589,147
6.17%, 05/01/2027	232,672	240,344
6.24%, 05/01/2031	2,040,181	2,152,329
6.26%, 09/01/2031	2,037,052	2,102,136
6.27%, 08/01/2027	297,135	305,279
6.28%, 05/01/2027 - 09/01/2030	1,166,508	1,207,853
6.31%, 02/01/2030	1,273,464	1,305,440

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.32%, 08/01/2029	$806,990	$828,012
6.50%, 02/01/2030	336,508	344,474
6.53%, 04/01/2031	104,661	105,904
6.66%, 09/01/2031	559,316	570,855
6.75%, 05/01/2026	390,982	399,558
6.91%, 04/01/2024	2,615	2,663
7.15%, 04/01/2029	887,000	908,666
FNMA:
2.79%, 08/01/2033	314,886	311,919
3.34%, 05/01/2033	118,598	118,148
3.37%, 08/01/2033	96,057	97,780
3.55%, 02/24/2035	8,581,687	8,869,431
3.625%, 01/01/2017 - 07/01/2017	325,664	325,884
3.71%, 02/01/2033	8,654,891	8,875,591
3.73%, 01/01/2017	7,043	6,992
3.75%, 08/01/2017	64,601	64,652
3.75%, 12/01/2035	90,018,735	92,663,035
3.77%, 06/01/2018	218,924	219,162
3.82%, 06/01/2017 - 05/01/2019	104,822	104,938
3.875%, 05/01/2017 - 01/01/2018	5,270,301	5,338,744
3.88%, 04/01/2018	45,385	46,013
3.89%, 11/01/2017	697,464	698,078
4.00%, 06/01/2017 - 11/01/2017	74,309	74,512
4.01%, 02/01/2018 - 06/01/2019	53,868	54,778
4.05%, 03/01/2033	285,821	288,100
4.07%, 02/01/2035	9,335,963	9,415,879
4.10%, 12/01/2017 - 07/01/2033	3,321,439	3,277,172
4.11%, 09/01/2018 - 11/01/2021	823,622	821,832
4.12%, 10/01/2016 - 03/01/2033	14,494,603	14,606,715
4.125%, 02/01/2017 - 12/01/2017	84,507	84,712
4.15%, 04/01/2021 - 07/01/2033	594,291	603,740
4.16%, 05/01/2017 - 10/01/2035	4,671,265	4,781,630
4.18%, 04/01/2019	50,842	51,479
4.21%, 05/01/2018 - 11/01/2024	7,297,449	7,353,208
4.22%, 07/01/2016 - 11/01/2023	4,223,537	4,254,712
4.23%, 08/01/2026 - 05/01/2028	540,162	539,445
4.24%, 09/01/2027	24,268	24,664
4.25%, 06/01/2017 - 01/01/2035	12,114,471	12,133,515
4.28%, 01/01/2021	25,837	25,578
4.29%, 01/01/2032	410,613	429,591
4.32%, 05/01/2017 - 10/01/2032	12,405,178	12,629,559
4.33%, 06/01/2020 - 04/01/2042	19,617,513	19,829,360
4.34%, 02/01/2017 - 03/01/2018	21,907,990	22,056,479
4.35%, 10/01/2024	121,384	122,786
4.36%, 02/01/2035	15,605,990	15,852,565

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.37%, 05/01/2028 - 01/01/2029	$ 1,942,432	$1,941,515
4.375%, 07/01/2015 - 01/01/2029	4,967,286	4,985,403
4.38%, 11/01/2027 - 02/01/2029	1,089,481	1,096,864
4.40%, 07/01/2033	242,458	247,363
4.42%, 09/01/2019	192,280	192,268
4.46%, 09/01/2034	40,512,195	40,498,016
4.50%, 10/01/2016	39,946	40,349
4.51%, 05/01/2034	6,830,782	6,837,135
4.53%, 04/01/2033 - 07/01/2044	116,794,711	118,546,486
4.55%, 10/01/2017 - 08/01/2033	45,900,506	47,208,408
4.56%, 10/01/2017	4,002	3,808
4.59%, 01/01/2033	1,555,209	1,628,804
4.60%, 02/01/2019 - 09/01/2021	2,355,270	2,370,968
4.61%, 03/01/2034	292,161	297,835
4.62%, 01/01/2033 - 04/01/2033	8,419,209	8,520,870
4.625%, 01/01/2019	527,977	528,527
4.63%, 03/01/2033	3,426,229	3,456,705
4.64%, 08/01/2024	67,730	68,173
4.65%, 08/01/2031 - 03/01/2035	65,496,889	67,692,006
4.67%, 10/01/2034	3,366,006	3,397,882
4.68%, 12/01/2020 - 01/01/2033	3,628,872	3,672,101
4.70%, 05/01/2018 - 01/01/2036	1,894,641	1,911,464
4.71%, 12/01/2034	1,299,606	1,316,111
4.72%, 03/01/2014	3,112	3,093
4.73%, 06/01/2030 - 01/01/2041 ##	103,716,168	105,187,684
4.74%, 01/01/2031 - 01/01/2035	9,451,244	9,561,291
4.75%, 12/01/2016 - 04/01/2027	1,464,855	1,507,926
4.76%, 03/01/2015 - 02/01/2035 ##	16,607,337	16,688,596
4.78%, 02/01/2035	34,160,084	34,461,034
4.79%, 07/01/2017 - 09/01/2032	512,267	515,698
4.80%, 09/01/2019 - 10/01/2034	903,497	907,049
4.81%, 04/01/2018 - 08/01/2034	49,404,140	49,879,382
4.82%, 09/01/2018 - 08/01/2034	11,935,607	12,473,236
4.83%, 04/01/2033 - 04/01/2034	35,666,434	36,493,222
4.84%, 11/01/2032	6,117,227	6,089,520
4.85%, 03/01/2018 - 08/01/2033	16,554,165	17,034,981
4.86%, 10/01/2015 - 10/01/2032	9,667,470	9,745,834
4.87%, 08/01/2034	61,289,709	61,713,834
4.875%, 01/01/2023 - 01/01/2033	10,280,882	10,344,851
4.88%, 09/01/2033	2,346,999	2,490,582
4.90%, 06/01/2024	94,208	97,631
4.91%, 09/01/2028 - 01/01/2036	2,026,516	2,054,009
4.92%, 07/01/2021	3,038,419	3,164,514
4.93%, 05/01/2033	4,256,614	4,475,537
4.94%, 08/01/2026 - 07/01/2033	3,769,210	3,851,093

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.95%, 04/01/2020	$74,214	$75,122
4.96%, 01/01/2019 - 06/01/2033	10,447,628	10,645,958
4.97%, 07/01/2032 - 09/01/2032	40,573,724	42,086,139
4.98%, 10/01/2017 - 08/01/2034	24,148,214	24,444,471
4.99%, 04/01/2017 - 11/01/2033	4,292,733	4,320,886
5.00%, 04/01/2034	6,047,171	6,160,677
5.01%, 03/01/2028	2,595,537	2,665,523
5.02%, 08/01/2032 - 08/01/2035	104,803,956	107,593,258
5.03%, 07/01/2035	17,969,496	18,086,837
5.04%, 11/01/2022 - 02/01/2037	4,492,626	4,540,970
5.05%, 01/01/2023	103,722	106,047
5.07%, 07/01/2018 - 07/01/2032	1,473,210	1,511,077
5.08%, 12/01/2029	354,688	357,926
5.09%, 08/01/2026 - 11/01/2032	8,754,467	9,001,074
5.10%, 03/01/2017 - 11/01/2033	21,345,949	21,773,943
5.11%, 11/01/2029	30,232	30,746
5.12%, 12/01/2025 - 06/01/2034	4,382,148	4,393,230
5.125%, 12/01/2020 - 04/01/2028	17,299	17,707
5.13%, 08/01/2032 - 04/01/2033 µ	3,753,822	3,895,709
5.15%, 04/01/2028 - 03/01/2034 µ	70,787,697	72,190,119
5.16%, 06/01/2027 - 09/01/2032	9,552,782	9,852,857
5.17%, 07/01/2021	1,881,815	1,855,253
5.18%, 05/01/2032	2,832,415	2,845,046
5.20%, 05/01/2027 - 04/01/2033	18,240,862	18,796,933
5.22%, 01/01/2021 - 04/01/2034	7,258,351	7,346,200
5.23%, 11/01/2023 - 08/01/2032	893,214	922,274
5.24%, 11/01/2017 - 10/01/2035	21,181,198	21,491,638
5.26%, 07/01/2020 - 07/01/2032	980,062	1,006,131
5.27%, 12/01/2016	19,533	19,727
5.28%, 01/01/2023 - 09/01/2033	2,293,100	2,369,739
5.29%, 11/01/2014 - 10/01/2035	85,662,073	88,335,118
5.30%, 08/01/2027 - 07/01/2039	11,276,639	11,761,595
5.31%, 09/01/2032 - 04/01/2034	14,147,341	14,657,157
5.32%, 10/01/2032	7,726,461	8,013,863
5.33%, 06/01/2019 - 01/01/2034	18,743,697	19,384,288
5.34%, 01/01/2027 - 12/01/2036	887,441	893,430
5.37%, 11/01/2017	1,151,039	1,174,752
5.375%, 04/01/2040	10,108,769	10,320,747
5.38%, 02/01/2029 - 04/01/2030	13,625,981	14,289,702
5.39%, 01/01/2032	3,455,481	3,551,543
5.41%, 12/01/2028 - 04/01/2030	5,513,147	5,662,589
5.42%, 06/01/2033	639,473	641,837
5.43%, 06/01/2027 - 09/26/2035 µ	96,516,835	99,989,568
5.44%, 03/01/2030 - 02/01/2035	62,004,781	64,463,574
5.45%, 09/01/2026 - 05/01/2034	3,308,130	3,406,010

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.46%, 01/01/2019 - 04/01/2034	$ 65,750,859	$68,235,218
5.47%, 12/01/2021 - 04/01/2034	26,339,637	27,080,462
5.49%, 01/01/2017 - 09/26/2035	31,043,477	32,026,498
5.50%, 05/01/2024 - 02/01/2035	52,096,921	54,296,801
5.51%, 09/01/2026 - 02/01/2035	57,073,320	58,525,470
5.52%, 09/01/2017 - 12/01/2032	59,226,212	61,488,190
5.53%, 03/01/2018 - 04/01/2034	36,085,420	37,318,127
5.54%, 04/01/2024 - 09/01/2033	9,919,480	10,216,519
5.55%, 01/01/2033	2,400,245	2,432,816
5.56%, 02/01/2019 - 03/01/2032	1,796,248	1,842,105
5.57%, 06/01/2019 - 10/01/2031	2,029,314	2,085,002
5.58%, 05/01/2017 - 07/01/2025	194,848	199,823
5.60%, 04/01/2026 - 06/01/2026	427,435	440,355
5.61%, 04/01/2018 - 04/01/2024	223,131	228,393
5.62%, 01/01/2027	4,017,179	4,147,496
5.625%, 01/01/2022 - 03/01/2023	37,414	38,145
5.63%, 03/01/2031 - 06/01/2040	4,921,790	5,024,034
5.64%, 07/01/2024 - 10/01/2025	674,617	691,159
5.65%, 06/01/2018 - 04/01/2033	2,231,599	2,303,119
5.66%, 06/01/2032 - 11/01/2033	9,907,463	10,155,575
5.67%, 06/01/2018	11,091	11,190
5.68%, 07/01/2018 - 01/01/2022	3,295,099	3,386,744
5.70%, 05/01/2018 - 10/01/2024	2,979,312	3,083,447
5.71%, 01/01/2019 - 09/01/2031	1,645,975	1,678,055
5.72%, 01/01/2026 - 08/01/2033	6,732,373	6,933,497
5.73%, 06/01/2022 - 09/01/2033	121,362	125,609
5.74%, 10/01/2024	92,516	94,130
5.75%, 06/01/2022 - 03/01/2033	753,760	763,434
5.76%, 08/01/2040	7,684,101	7,825,173
5.77%, 07/01/2019 - 03/01/2033	1,917,370	1,995,636
5.78%, 04/01/2019 - 12/01/2022	64,406	65,753
5.79%, 07/01/2025	1,982	2,042
5.80%, 08/01/2031	923,959	949,157
5.81%, 05/01/2032	1,853,683	1,853,442
5.82%, 07/01/2025 - 11/01/2039	497,273	515,088
5.84%, 12/01/2030 - 02/01/2034	7,112,915	7,359,862
5.85%, 03/01/2014 - 05/01/2025	880,664	914,309
5.86%, 12/01/2031	1,961,000	1,962,580
5.89%, 01/01/2028 - 06/01/2032	663,758	683,006
5.91%, 08/01/2031 - 06/01/2032	3,047,131	3,103,636
5.94%, 03/01/2030	665,414	683,536
5.95%, 10/01/2029	277,832	282,381
5.96%, 06/01/2031	1,429,020	1,464,210
5.99%, 09/01/2023	123,965	128,041
6.00%, 03/01/2014 - 02/01/2032	3,682,696	3,776,198

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.01%, 08/01/2030 - 09/01/2031	$2,980,332	$3,063,798
6.02%, 09/01/2017 - 03/01/2032	1,539,594	1,611,643
6.03%, 12/01/2024 - 11/01/2031	2,430,484	2,514,563
6.07%, 03/01/2032 - 05/01/2041	598,092	618,564
6.11%, 06/01/2032	371,744	376,580
6.15%, 06/01/2032	1,236,927	1,259,490
6.17%, 05/01/2022 - 04/01/2040	3,373,666	3,454,125
6.18%, 05/01/2033	615,514	637,613
6.20%, 05/01/2019 - 02/01/2033	4,000,165	4,150,665
6.22%, 01/01/2030 - 06/01/2032	505,701	520,866
6.24%, 09/01/2033	2,843,011	2,932,862
6.25%, 04/01/2021 - 08/01/2031	1,655,893	1,696,676
6.27%, 11/01/2024 - 04/01/2034	32,422,208	34,335,495
6.30%, 12/01/2024 - 06/01/2033	276,887	285,984
6.31%, 12/01/2031	1,175,591	1,195,812
6.32%, 11/01/2031	257,322	264,906
6.34%, 09/01/2030	94,761	97,354
6.36%, 01/01/2031	230,677	238,741
6.37%, 06/01/2019 - 01/01/2025	219,872	224,612
6.38%, 11/01/2031	259,219	268,681
6.40%, 10/01/2024	82,219	84,823
6.41%, 07/01/2031 - 12/01/2039	2,286,079	2,317,209
6.42%, 05/01/2025	2,718	2,794
6.43%, 04/01/2031	71,011	69,846
6.44%, 01/01/2033	1,443,199	1,518,689
6.45%, 05/01/2025	7,211	7,342
6.47%, 10/01/2025	40,597	41,566
6.49%, 03/01/2032 - 12/01/2032	3,956,371	4,108,336
6.52%, 11/01/2031	1,641,441	1,713,129
6.53%, 08/01/2031 - 09/01/2031	2,762,100	2,806,844
6.54%, 04/01/2032	497,334	516,695
6.56%, 04/01/2033	3,489,048	3,636,088
6.57%, 04/01/2033	12,016,354	12,481,097
6.58%, 12/01/2031	1,670,177	1,702,965
6.60%, 06/01/2030	1,302,613	1,353,765
6.61%, 06/01/2033	697,591	724,707
6.68%, 11/01/2032	243,513	253,245
6.72%, 03/01/2023 - 02/01/2028	76,546	78,718
6.76%, 12/01/2024	87,336	87,686
6.79%, 06/01/2032	996,533	1,036,756
6.87%, 01/01/2033	11,765,944	12,345,679
6.875%, 03/01/2017	1,896	1,937
6.95%, 06/01/2027	817,892	828,801
7.08%, 03/01/2032	1,348,702	1,416,397
7.10%, 03/01/2015	52,841	52,649

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.12%, 01/01/2033	$486,473	$500,979
7.13%, 11/01/2031	389,250	394,774
7.21%, 11/01/2031 - 04/01/2033	662,345	685,179
7.30%, 10/01/2032	169,603	177,868
7.31%, 02/01/2033	313,669	324,274
7.32%, 05/01/2032	103,981	108,562
7.40%, 01/01/2028	41,659	42,502
7.44%, 04/01/2032	146,300	152,563
7.50%, 10/01/2021	36,321	37,342
7.51%, 11/01/2031 - 04/01/2032	1,237,594	1,295,898
7.56%, 12/01/2031	204,069	213,674
7.57%, 11/01/2031 - 04/01/2032	740,878	778,425
7.65%, 01/01/2033	205,003	214,177
7.70%, 03/01/2024 - 06/01/2032	198,281	204,962
7.71%, 05/01/2033	62,059	64,398
7.75%, 02/01/2024 - 06/01/2032	581,829	581,748
7.76%, 12/01/2032	162,560	171,231
7.82%, 06/01/2032	209,873	217,484
7.93%, 06/01/2024	669	671
8.375%, 12/01/2024	4,982	5,084
9.10%, 10/01/2024	10,564	10,477
GNMA:
4.00%, 01/20/2030 - 12/20/2032	1,451,332	1,465,915
4.125%, 09/20/2017 - 12/20/2032	71,769,572	72,606,703
4.25%, 08/20/2017	45,536	45,615
4.375%, 02/20/2016 - 01/20/2028	41,326,826	41,724,703
4.50%, 12/20/2017 - 04/20/2033	8,537,968	8,666,846
4.625%, 01/20/2016 - 03/20/2033	2,464,536	2,510,161
4.75%, 07/20/2016 - 09/20/2027	12,860,409	13,033,495
4.875%, 04/20/2016 - 12/20/2026	230,055	234,632
5.00%, 10/20/2015	55,879	56,680
5.25%, 07/20/2022	36,648	37,404
5.375%, 08/20/2015 - 09/20/2015	53,147	54,014

		3,063,538,679

Total Agency Mortgage-Backed Pass Through Securities
(cost $3,324,398,935)		3,315,329,841

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 11.7%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	18,017,929	19,008,915
Ser. T-48, Class 2A, 4.91%, 11/25/2032	11,026,907	11,539,378
Ser. T-54, Class 3A, 7.00%, 02/25/2043	63,444,016	66,437,780
Ser. T-54, Class 4A, 4.89%, 02/25/2043	8,652,538	9,070,741

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	$ 21,039,502	$22,203,407
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	1,539,766	1,625,593
Ser. 2001-T12, Class A4, 4.95%, 08/25/2041	24,944,909	25,635,705
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	2,693,960	2,809,720
Ser. 2002-66, Class A3, 4.85%, 04/25/2042	41,717,175	43,509,682
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	27,043,122	28,546,719
Ser. 2002-T12, Class A5, 4.92%, 10/25/2041	6,668,001	6,907,736
Ser. 2002-W4, Class A6, 4.90%, 02/25/2027	11,714,280	11,944,381
Ser. 2003-7, Class A2, 4.61%, 05/25/2042	5,136,436	5,215,845
Ser. 2003-63, Class A8, 4.63%, 01/25/2043	7,796,212	8,133,509
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	22,273,924	23,513,914
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	47,795,240	49,309,393
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042	16,179,253	16,933,368
Ser. 2003-W4, Class 5A, 5.05%, 10/25/2042	7,060,538	7,134,532
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	21,888,984	22,685,524
Ser. 2003-W8, Class 4A, 4.84%, 11/25/2042	2,773,361	2,818,604
Ser. 2003-W10, Class 2A, 4.97%, 06/25/2043	13,095,131	13,371,570
Ser. 2003-W18, Class 2A, 4.75%, 06/25/2033	62,741,769	65,737,676
Ser. 2004-T3, Class 2A, 4.81%, 08/25/2043	9,222,285	9,351,109
Ser. 2004-W12, Class 2A, 4.76%, 06/25/2044	34,051,974	36,045,376

Total Agency Reperforming Mortgage-Backed Pass Through
Securities (cost $513,817,009)		509,490,177

ASSET-BACKED SECURITIES 2.4%
SLMA:
Ser. 1997-3, Class A2, FRN, 4.64%, 10/25/2010	23,574,273	23,789,983
Ser. 1997-4, Class A2, FRN, 4.75%, 10/25/2010	41,284,386	41,593,911
Ser. 1998-1, Class A2, FRN, 4.76%, 10/25/2011	39,489,007	39,864,248

Total Asset-Backed Securities (cost $104,951,936)		105,248,142

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.5%
FAMC, Ser. 2000-A, Class A, 7.01%, 12/15/2039 (h) (cost $21,641,519)	20,344,554	21,129,726

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 01/15/2010 (cost $3,044,239)	2,959,575	3,209,292

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø ## (cost $523,052)	523,052	523,052

Total Investments (cost $4,593,575,828) 105.3%		4,581,867,209
Other Assets and Liabilities (5.3%)		(229,050,532)

Net Assets 100.0%		$ 4,352,816,677

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
+	Inverse floating rate security
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2005:
AAA	100.0%

The following table shows the percent of total investments by maturity as of December 31, 2005:
1 to 3 year(s)	46.4%
3 to 5 years	40.6%
5 to 10 years	13.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $4,593,052,776)	$4,581,344,157
Investments in affiliated money market fund, at value (cost $523,052)	523,052

Total investments	4,581,867,209
Cash	9,999
Principal paydown receivable	19,558,653
Receivable for Fund shares sold	3,460,853
Interest receivable	22,872,557
Prepaid expenses and other assets	482,856

Total assets	4,628,252,127

Liabilities
Dividends payable	5,312,137
Payable for securities purchased	119,280,058
Payable for Fund shares redeemed	18,171,990
Payable for reverse repurchase agreements	131,995,568
Advisory fee payable	100,603
Distribution Plan expenses payable	182,777
Due to other related parties	54,182
Accrued expenses and other liabilities	338,135

Total liabilities	275,435,450

Net assets	$4,352,816,677

Net assets represented by
Paid-in capital	$4,669,800,333
Overdistributed net investment income	(29,307,599)
Accumulated net realized losses on investments	(275,967,438)
Net unrealized losses on investments	(11,708,619)

Total net assets	$4,352,816,677

Net assets consists of
Class A	$641,370,285
Class B	478,649,145
Class C	958,050,122
Class I	1,911,462,172
Class IS	363,284,953

Total net assets	$4,352,816,677

Shares outstanding (unlimited number of shares authorized)
Class A	69,256,778
Class B	51,686,822
Class C	103,455,033
Class I	206,406,161
Class IS	39,231,210

Net asset value per share
Class A	$9.26
Class A — Offering price (based on sales charge of 3.25%)	$9.57
Class B	$9.26
Class C	$9.26
Class I	$9.26
Class IS	$9.26

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2005 (unaudited)

Investment income
Interest	$87,050,163
Income from affiliate	860,836

Total investment income	87,910,999

Expenses
Advisory fee	5,165,263
Distribution Plan expenses
Class A	1,133,975
Class B	2,657,668
Class C	5,616,220
Class IS	594,527
Administrative services fee	2,447,097
Transfer agent fees	1,902,887
Trustees’ fees and expenses	28,653
Printing and postage expenses	126,168
Custodian and accounting fees	689,938
Registration and filing fees	90,328
Professional fees	162,663
Interest expense	1,236,621
Other	84,293

Total expenses	21,936,301
Less: Expense reductions	(34,784)
Expense reimbursements	(14,422)

Net expenses	21,887,095

Net investment income	66,023,904

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,469,397)
Net change in unrealized gains or losses on investments	(15,356,351)

Net realized and unrealized gains or losses on investments	(17,825,748)

Net increase in net assets resulting from operations	$48,198,156

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2005		Year Ended
	(unaudited)		June 30, 2005

Operations
Net investment income		$66,023,904		$129,701,822
Net realized gains or losses on
investments		(2,469,397)		7,190,225
Net change in unrealized gains or
losses on investments		(15,356,351)		(13,090,579)

Net increase in net assets resulting
from operations		48,198,156		123,801,468

Distributions to shareholders
from
Net investment income
Class A		(14,111,733)		(35,461,598)
Class B		(8,058,343)		(16,883,539)
Class C		(17,058,803)		(41,369,790)
Class I		(40,941,833)		(87,129,906)
Class IS		(8,977,412)		(21,682,414)

Total distributions to shareholders		(89,148,124)		(202,527,247)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,355,880	49,732,570	28,667,977	269,548,643
Class B	348,844	3,235,875	2,324,085	21,866,065
Class C	1,746,632	16,214,339	12,510,043	117,787,524
Class I	46,703,377	433,923,214	110,508,784	1,040,882,801
Class IS	8,627,108	80,176,356	30,110,523	283,474,267

		583,282,354		1,733,559,300

Net asset value of shares issued in
reinvestment of distributions
Class A	1,178,397	10,939,616	2,878,792	27,057,997
Class B	551,082	5,115,651	1,142,440	10,734,600
Class C	933,538	8,666,373	2,200,208	20,678,613
Class I	2,694,658	25,011,157	5,380,669	50,565,242
Class IS	528,984	4,910,662	1,175,474	11,050,892

		54,643,459		120,087,344

Automatic conversion of Class B
shares to Class A shares
Class A	229,896	2,134,728	672,267	6,322,294
Class B	(229,896)	(2,134,728)	(672,267)	(6,322,294)

		0		0

Payment for shares redeemed
Class A	(26,029,077)	(241,622,564)	(81,365,403)	(764,914,390)
Class B	(9,380,483)	(87,091,549)	(21,006,707)	(197,466,378)
Class C	(32,839,752)	(304,928,559)	(89,048,523)	(837,263,960)
Class I	(51,909,116)	(481,944,190)	(194,928,590)	(1,832,422,983)
Class IS	(25,286,602)	(234,699,274)	(56,584,420)	(532,121,061)

		(1,350,286,136)		(4,164,188,772)

Net decrease in net assets resulting
from capital share transactions		(712,360,323)		(2,310,542,128)

Total decrease in net assets		(753,310,291)		(2,389,267,907)
Net assets
Beginning of period		5,106,126,968		7,495,394,875

End of period		$4,352,816,677		$5,106,126,968

Overdistributed net investment income		$(29,307,599)		$(6,183,379)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $14,422.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2005, EIS received $10,993 from the sale of Class A shares and $1,181,332 and $50,133 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were $548,455,918 and $255,473,748, respectively, for the six months ended December 31, 2005.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $4,593,577,254. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,850,181 and $28,560,226, respectively, with a net unrealized depreciation of $11,710,045.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2005, the Fund had $232,352,033 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010	2011	2012	2013

$275,930	$281,543	$187,870	$426,146	$981,922	$10,210,807	$124,196,026	$95,791,789

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2005, the Fund incurred and elected to defer post-October losses of $41,144,582.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended December 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended December 31, 2005, the Fund had no borrowings under this agreement.

During the six months ended December 31, 2005, the Fund entered into reverse repurchase agreements with an average daily balance outstanding of $38,579,964 (on an annualized basis) at a weighted average interest rate of 3.21% and paid interest of $1,236,621 representing 0.05% of the Fund’s average daily net assets (on an annualized basis). The maximum amount outstanding

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

under reverse repurchase agreements during the six months ended December 31, 2005 was $131,995,568 (including accrued interest). At December 31, 2005, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$128,992,179	Deutsche Bank	4.38%	01/05/2006
$ 3,037,027	Deutsche Bank	4.50%	01/09/2006

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT EVENT

Effective January 1, 2006, EIMC is paid an annual fee starting at 0.21% and declining to 0.17% as the average daily net assets of the Fund increase.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the

ADDITIONAL INFORMATION (unaudited) continued

Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund (the share class of the Fund with the longest performance record) performed at the top of the Fund’s limited peer group over recently completed one-, three-, five- and ten-year periods. The Fund’s Class A shares, for the recently completed one-year period, achieved unfavorable relative performance, presumably because of variations between applicable sales loads among the limited peer group. Similarly, the Trustees noted that the Fund’s Class B and C shares performed unfavorably relative to the limited peer group over the recently completed one-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that,

ADDITIONAL INFORMATION (unaudited) continued

from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was below that paid by most comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including, where applicable, mutual funds advised by EIMC or an affiliate, or private accounts or pools managed by EIMC. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund’s gross return, was higher than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564984 rv3 2/2006

Evergreen Institutional Enhanced Income Fund

Evergreen

INSTITUTIONAL ENHANCED INCOME FUND

Semiannual Report
as of December 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
7	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENT OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
17	ADDITIONAL INFORMATION
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED MAY LOSE VALUE NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Enhanced Income Fund, which covers the six-month period ended December 31, 2005.

Over the past six months, investors in the fixed income markets had to overcome a variety of hurdles. Questions about the sustainability of economic growth, surging energy prices and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. During this period of uncertainty, the importance of asset allocation became increasingly evident, and we believed exposure to Evergreen’s short and intermediate term bond funds enabled investors to contribute to their fully diversified, long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. The rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans

1

LETTER TO SHAREHOLDERS continued

exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the second half of 2005.

The Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the Fed was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded once again by moving lower. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

In this environment, the portfolio management teams of Evergreen’s short and intermediate term bond funds attempted to capitalize on trends within the fixed income market. Security selection was critical, as income proved to be the largest contributor to total return. Indeed, rising yields was the dominant theme for our short and intermediate term bond funds during the period, as our portfolio teams endeavored to maximize yield while preserving capital for our investors.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including the consideration of exposure to short and intermediate term bond funds, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen
Investment
Management
Company, LLC

Portfolio Managers:

• J. Kellie Allen
• Sheila Nye
• Bryan K. White, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/1/2005
Class I
Class inception date	7/1/2005

Nasdaq symbol	EIEIX

Since portfolio inception	1.80%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gains in a declining interest rate environment and increase the potential for losses in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of bonds affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2005, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,018.01	$ 0.56
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.65	$ 0.56

* Expenses are equal to the Fund’s annualized expense ratio (0.11% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Six Months Ended
December 31,
2005[1]
(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.19
Net realized and unrealized gains or losses on investments	(0.01)

Total from investment operations	0.18

Distributions to shareholders from net investment income	(0.19)

Net asset value, end of period	$9.99

Total return	1.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$340,492
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.11%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.26%[2]
Net investment income (loss)	3.84%[2]
Portfolio turnover rate	36%

1 For the period from July 1, 2005 (commencement of operations), to December 31, 2005.

2 Annualized

See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 8.0%
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 4.66%, 02/25/2033	$ 1,662,294	$1,666,719
GE Equipment Small Ticket, LLC, Ser. 2005-1A, Class A2, 4.28%,
10/22/2007 144A	6,500,000	6,479,427
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-B, Class AF1, FRN, 4.49%,
08/25/2035	6,561,703	6,564,065
Providian Gateway Master Trust:
Ser. 2004-AA, Class A, FRN, 4.60%, 03/15/2011 144A	2,850,000	2,846,883
Ser. 2004-EA, Class A, FRN, 4.50%, 11/15/2011 144A	1,800,000	1,792,969
Residential Asset Mtge. Products, Inc., Ser. 2005-RS7, Class A, FRN, 4.50%,
07/25/2035	7,226,728	7,231,441
WFS Financial Owner Trust, Ser. 2002-2, Class A4, 4.50%, 02/20/2010	800,245	800,642

Total Asset-Backed Securities (cost $27,411,588)		27,382,146

CERTIFICATES OF DEPOSIT 14.1%
Compass Bank, 4.34%, 08/08/2006	10,000,000	10,025,100
Deutsche Bank AG:
4.13%, 01/03/2006	17,906,537	17,906,537
4.73%, 12/01/2006 (h)	10,000,000	10,000,000
U.S. Trust Co. of New York, 4.41%, 09/12/2006	10,000,000	10,003,850

Total Certificates of Deposit (cost $47,906,537)		47,935,487

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.9%
FLOATING-RATE 8.9%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, 4.52%,
08/25/2035	8,683,863	8,690,446
Credit Suisse First Boston Mtge., Ser. 2005-TFL2, Class A1, 4.84%,
09/15/2020 144A	9,449,036	9,455,406
Goldman Sachs Mtge. Securities Corp. II, Ser. 2005-FL7A, Class A1, 4.48%,
11/06/2019 144A	2,608,170	2,608,169
Lehman Brothers Holdings, Inc., Ser. 2005-FL7A, Class A1, 4.47%,
07/16/2018 144A	9,559,112	9,556,818

Total Commercial Mortgage-Backed Securities (cost $30,300,587)		30,310,839

COMMERCIAL PAPER 11.8%
Bavaria Trust Corp., 4.38%, 01/05/2006	10,000,000	9,997,567
Belmont Funding, LLC, 4.27%, 01/03/2006	15,000,000	15,000,000
Lockhart Funding, LLC, 4.19%, 01/04/2006	15,000,000	14,998,254

Total Commercial Paper (cost $39,995,821)		39,995,821

CORPORATE BONDS 29.1%
FINANCIALS 29.1%
Capital Markets 3.4%
Goldman Sachs Group, Inc., FRN, 4.33%, 01/30/2014	3,000,000	3,000,114
Merrill Lynch & Co., Inc., 7.375%, 05/15/2006	4,500,000	4,539,807
Morgan Stanley, FRN, 4.26%, 01/12/2007	4,042,000	4,047,909

		11,587,830

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 1.2%
Union Bank of Switzerland, 7.25%, 07/15/2006	$ 2,400,000	$2,428,548
Wells Fargo & Co., 6.55%, 12/01/2006	1,458,000	1,477,479

		3,906,027

Consumer Finance 4.8%
General Electric Capital Corp., FRN, 3.45%, 01/15/2008	15,000,000	14,893,080
John Deere Capital Corp., FRN, 4.47%, 08/24/2006	1,500,000	1,501,146

		16,394,226

Diversified Financial Services 11.7%
Beta Finance, Inc., FRN, 4.41%, 01/25/2007 144A	15,000,000	15,008,115
Countrywide Home Loans, Inc., FRN, 4.32%, 01/31/2006	10,000,000	9,998,390
Sigma Finance, Inc.:
4.00%, 08/02/2006 144A	5,000,000	4,976,790
4.31%, 09/28/2006 144A	10,000,000	9,950,540

		39,933,835

Insurance 8.0%
Allstate Life Global Funding II, 2.625%, 10/22/2006 144A	2,200,000	2,156,994
ASIF Global Financial, FRN, 4.56%, 12/11/2006 144A	6,000,000	6,006,660
Berkshire Hathaway, Inc., FRN, 4.17%, 01/11/2008	5,215,000	5,223,318
MassMutual Global Funding II, 3.25%, 06/15/2007 144A	1,013,000	989,271
Monumental Global Funding II, FRN, 4.40%, 05/19/2006 144A	4,500,000	4,500,167
Prudential Financial, Inc., 4.10%, 11/15/2006	8,430,000	8,376,394

		27,252,804

Total Corporate Bonds (cost $99,294,166)		99,074,722

FUNDING AGREEMENTS 14.4%
Jackson National Life Funding Agreement, 4.59%, 10/02/2006 (h) +	18,000,000	18,000,000
Metropolitan Life Funding Agreement, 4.56%, 09/15/2006 (h) +	16,000,000	16,000,000
New York Life Funding Agreement, 4.45%, 10/12/2006 (h) +	15,000,000	15,000,000

Total Funding Agreements (cost $49,000,000)		49,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 10.0%
FHLB, 4.50%, 11/03/2006	15,000,000	14,968,305
FHLMC:
4.00%, 08/11/2006	8,000,000	7,970,144
4.50%, 08/22/2007	8,000,000	7,955,280
FNMA, 4.05%, 08/14/2006	3,250,000	3,238,924

Total U.S. Government & Agency Obligations (cost $34,247,086)		34,132,653

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 2.9%
FINANCIALS 2.9%
Commercial Banks 2.9%
Islandsbanki HF, FRN, 4.42%, 08/20/2010 144A (cost $10,000,000)	$10,000,000	$10,003,900

Total Investments (cost $338,155,785) 99.2%		337,835,568
Other Assets and Liabilities 0.8%		2,656,716

Net Assets 100.0%		$340,492,284

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2005:

AAA	79.6%
AA	8.6%
A	11.8%

100.0%

The following table shows the percent of total investments by maturity as of December 31, 2005:

Less than 1 year	83.9%
1 to 3 year(s)	16.1%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $338,155,785)	$337,835,568
Principal paydown receivable	1,413,792
Interest receivable	2,249,918
Receivable from investment advisor	2,237
Prepaid expenses and other assets	37,080

Total assets	341,538,595

Liabilities
Dividends payable	990,718
Due to related parties	2,703
Accrued expenses and other liabilities	52,890

Total liabilities	1,046,311

Net assets	$340,492,284

Net assets represented by
Paid-in capital	$340,879,905
Overdistributed net investment income	(69,516)
Accumulated net realized gains on investments	2,112
Net unrealized losses on investments	(320,217)

Total net assets	$340,492,284

Shares outstanding (unlimited number of shares authorized)—Class I	34,085,063

Net asset value per share—Class I	$9.99

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2005 (unaudited) (a)

Investment income
Interest	$6,667,972

Expenses
Advisory fee	202,725
Administrative services fee	101,362
Transfer agent fees	1,249
Trustees’ fees and expenses	2,962
Printing and postage expenses	21,548
Custodian and accounting fees	49,485
Registration and filing fees	40,180
Professional fees	17,516
Other	7,413

Total expenses	444,440
Less: Expense reductions	(8,339)
Fee waivers and expense reimbursements	(254,803)

Net expenses	181,298

Net investment income	6,486,674

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,112
Net change in unrealized gains or losses on investments	(320,217)

Net realized and unrealized gains or losses on investments	(318,105)

Net increase in net assets resulting from operations	$6,168,569

(a) For the period from July 1, 2005 (commencement of operations), to December 31, 2005.

See Notes to Financial Statements

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31,2005
	(unaudited) (a)

Operations
Net investment income		$6,486,674
Net realized gains on investments		2,112
Net change in unrealized gains or losses on investments		(320,217)

Net increase in net assets resulting from operations		6,168,569

Distributions to shareholders from
Net investment income		(6,556,190)

	Shares
Capital share transactions
Proceeds from shares sold	42,296,263	422,909,641
Net asset value of shares issued in reinvestment of distributions	160,481	1,603,360
Payment for shares redeemed	(8,371,681)	(83,633,096)

Net increase in net assets resulting from capital share transactions		340,879,905

Total increase in net assets		340,492,284
Net assets
Beginning of period		0

End of period		$340,492,284

Overdistributed net investment income		$(69,516)

(a) For the period from July 1, 2005 (commencement of operations), to December 31, 2005.

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Enhanced Income Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2005, EIMC waived its advisory fee in the amount of $202,725 and reimbursed other expenses in the amount of $52,078.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$34,244,975	$337,542,091	$0	$78,509,870

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $338,155,785. The gross unrealized appreciation and depreciation on securities based on tax cost was $75,239 and $395,456, respectively, with a net unrealized depreciation of $320,217.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2005, the Fund did not participate in the interfund lending program.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended December 31, 2005, the Fund had no borrowings under this agreement.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

16

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the investment advisory agreement between the Fund and EIMC at meetings held in March of 2005. At the meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the investment advisory agreement.

The disinterested Trustees discussed the approval of the investment advisory agreement with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreement, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all of the factors considered by the Board and the disinterested Trustees.

The Board of Trustees meets with representatives of Evergreen during the course of the year, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

Information reviewed. Representatives of EIMC reviewed with the Trustees the proposed investment objective and policies of the Fund, the portfolio management team for the Fund and the estimated expenses for the Fund. Representatives of EIMC reviewed with the Trustees the proposed terms of the investment advisory, administration, and distribution arrangements for the Fund. The Trustees reviewed the information presented, including information as to the level of the various fees proposed to be paid to EIMC, the services EIMC expected to provide, management fees paid by other comparable accounts managed by EIMC, and fees and expenses paid by other comparable mutual funds managed by other advisers. The Trustees also reviewed composite historical performance information regarding EIMC’s management of comparable products, although the Trustees noted that the portfolio managers proposed for the new fund do not manage the institutional separate accounts included in the composite. The Trustees noted that the proposed management fee for the Fund was lower than many of the Fund’s likely competitors, and that the combined management and administration fees for the Fund, at 0.18%, were lower than the Fund’s peer group average. The Trustees reviewed information regarding estimated profitability to EIMC and its affiliates from the Fund over the next five years, and noted that the profit level appeared generally to be reasonable as a general business matter, even taking into account that some amount of promotional expense was included in the expenses of EIMC and its affili-ates. The Trustees also noted that EIMC’s historical performance in this product compared favorably to the proposed benchmark for the Fund (the Merrill Lynch 3-Month USD LIBOR), and that the Fund was intended to meet expressed demand of EIMC’s institutional clientele.

In considering approval of the investment advisory agreement, the Trustees considered, among other factors, information available to them generally regarding the direct and indirect benefits to EIMC and its affiliates from their relationships with the Fund. For example, the Fund’s Board

17

ADDITIONAL INFORMATION (unaudited) continued

considered that EIS would serve as administrator to the Fund and receive a fee for its services as administrator.

The Trustees considered that EIMC and its affiliates would provide a comprehensive investment management service to the Fund. The Trustees considered that EIMC would formulate and implement an investment program for the Fund. The Trustees also considered that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Evergreen funds overall were generally satisfactory. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were likely to be consistent with its duties under the investment advisory agreement and appropriate and consistent with the investment program and best interests of the Fund.

Because the Fund was newly organized, the Board of Trustees did not require implementation of breakpoints in the Fund’s advisory fees during its start-up phase.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

575454 2/2006

Evergreen Limited Duration Fund

Evergreen

LIMITED DURATION FUND

Semiannual Report
as of December 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Limited Duration Fund, which covers the six-month period ended December 31, 2005.

Over the past six months, investors in the fixed income markets had to overcome a variety of hurdles. Questions about the sustainability of economic growth, surging energy prices and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. During this period of uncertainty, the importance of asset allocation became increasingly evident, and we believed exposure to Evergreen’s short and intermediate term bond funds enabled investors to contribute to their fully diversified, long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. The rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans

1

LETTER TO SHAREHOLDERS continued

exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the second half of 2005.

The Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the Fed was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded once again by moving lower. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

In this environment, the portfolio management teams of Evergreen’s short and intermediate term bond funds attempted to capitalize on trends within the fixed income market. Security selection was critical, as income proved to be the largest contributor to total return. Indeed, rising yields was the dominant theme for our short and intermediate term bond funds during the period, as our portfolio teams endeavored to maximize yield while preserving capital for our investors.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including the consideration of exposure to short and intermediate term bond funds, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• David K. Fowley, CFA

• Joseph M. Broscius, CFA

• Andrew Zimmerman

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	7/28/1998

Nasdaq symbol	ESDAX	ESDBX	ESDCX	ESDIX	ESDSX

6-month return with sales
charge	-2.37%	-4.47%	-0.51%	N/A	N/A

6-month return w/o sales
charge	0.89%	0.48%	0.48%	0.99%	0.86%

Average annual return*

1-year with sales charge	-1.19%	-3.65%	0.30%	N/A	N/A

1-year w/o sales charge	2.10%	1.28%	1.28%	2.30%	2.04%

5-year	3.08%	2.76%	3.11%	3.89%	3.63%

10-year	4.37%	4.39%	4.39%	4.78%	4.54%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Limited Duration Fund Class A shares, versus a similar investment in the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) and the Consumer Price Index (CPI).

The LB1-3GCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,008.89	$3.09
Class B	$ 1,000.00	$ 1,004.84	$7.13
Class C	$ 1,000.00	$ 1,004.84	$7.13
Class I	$ 1,000.00	$ 1,009.91	$2.08
Class IS	$ 1,000.00	$ 1,008.64	$3.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.13	$3.11
Class B	$ 1,000.00	$ 1,018.10	$7.17
Class C	$ 1,000.00	$ 1,018.10	$7.17
Class I	$ 1,000.00	$ 1,023.14	$2.09
Class IS	$ 1,000.00	$ 1,021.88	$3.36

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.61% for Class A, 1.41% for Class B, 1.41% for Class C, 0.41% for Class I and 0.66% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.18	$10.22	$10.49	$10.45	$10.35

Income from investment operations
Net investment income (loss)	0.18	0.29[2]	0.25	0.37	0.11
Net realized and unrealized gains or losses on investments	(0.09)	0.02	(0.22)	0.05	0.10[3]

Total from investment operations	0.09	0.31	0.03	0.42	0.21

Distributions to shareholders from
Net investment income	(0.18)	(0.31)	(0.26)	(0.38)	(0.11)
Net realized gains	0	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.18)	(0.35)	(0.30)	(0.38)	(0.11)

Net asset value, end of period	$10.09	$10.18	$10.22	$10.49	$10.45

Total return[4]	0.89%	3.05%	0.34%	4.07%	2.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,648	$3,902	$6,054	$6,440	$1,195
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%[5]	0.60%	0.60%	0.51%	0.43%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.71%[5]	0.70%	0.71%	0.57%	0.48%[5]
Net investment income (loss)	3.53%[5]	2.86%	2.44%	3.30%	4.61%[5]
Portfolio turnover rate	19%	103%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2005
CLASS B	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.18	$10.22	$10.49	$10.45	$10.35

Income from investment operations
Net investment income (loss)	0.14	0.21[2]	0.17	0.28	0.09
Net realized and unrealized gains or losses on investments	(0.09)	0.02	(0.22)	0.05	0.10[3]

Total from investment operations	0.05	0.23	(0.05)	0.33	0.19

Distributions to shareholders from
Net investment income	(0.14)	(0.23)	(0.18)	(0.29)	(0.09)
Net realized gains	0	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.14)	(0.27)	(0.22)	(0.29)	(0.09)

Net asset value, end of period	$10.09	$10.18	$10.22	$10.49	$10.45

Total return[4]	0.48%	2.23%	(0.47%)	3.17%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,551	$7,018	$8,423	$8,747	$ 479
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%[5]	1.40%	1.41%	1.40%	1.33%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.41%[5]	1.40%	1.41%	1.40%	1.39%[5]
Net investment income (loss)	2.73%[5]	2.08%	1.61%	2.39%	3.72%[5]
Portfolio turnover rate	19%	103%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.18	$ 10.22	$ 10.49	$ 10.45	$10.35

Income from investment operations
Net investment income (loss)	0.14[2]	0.21[2]	0.17	0.28	0.09
Net realized and unrealized gains or losses on investments	(0.09)	0.02	(0.22)	0.05	0.10[3]

Total from investment operations	0.05	0.23	(0.05)	0.33	0.19

Distributions to shareholders from
Net investment income	(0.14)	(0.23)	(0.18)	(0.29)	(0.09)
Net realized gains	0	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.14)	(0.27)	(0.22)	(0.29)	(0.09)

Net asset value, end of period	$10.09	$ 10.18	$ 10.22	$ 10.49	$10.45

Total return[4]	0.48%	2.23%	(0.47%)	3.17%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,634	$11,909	$19,121	$27,444	$2,272
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%[5]	1.40%	1.41%	1.40%	1.33%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.41%[5]	1.40%	1.41%	1.40%	1.39%[5]
Net investment income (loss)	2.72%[5]	2.06%	1.61%	2.39%	3.72%[5]
Portfolio turnover rate	19%	103%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,				Year Ended September 30,
	December 31, 2005
CLASS I	(unaudited)	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18	$ 10.21

Income from investment operations
Net investment income (loss)	0.19	0.32	0.27	0.37	0.49[2]	0.62[2]	0.67
Net realized and unrealized gains or losses on investments	(0.09)	0.01	(0.22)	0.06	(0.20)	0.42	(0.04)

Total from investment operations	0.10	0.33	0.05	0.43	0.29	1.04	0.63

Distributions to shareholders from
Net investment income	(0.19)	(0.33)	(0.28)	(0.39)	(0.39)	(0.67)	(0.66)
Net realized gains	0	(0.04)	(0.04)	0	0	0	0

Total distributions to shareholders	(0.19)	(0.37)	(0.32)	(0.39)	(0.39)	(0.67)	(0.66)

Net asset value, end of period	$ 10.09	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18

Total return	0.99%	3.26%	0.53%	4.20%	2.82%	10.51%	6.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$334,207	$371,364	$403,182	$445,835	$513,905	$331,219	$282,827
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.41%[3]	0.40%	0.41%	0.39%	0.33%[3]	0.27%	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.41%[3]	0.40%	0.41%	0.39%	0.38%[3]	0.36%	0.40%
Net investment income (loss)	3.72%[3]	3.08%	2.61%	3.57%	4.71%[3]	6.06%	6.61%
Portfolio turnover rate	19%	103%	125%	147%	44%	116%	62%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,				Year Ended September 30,
	December 31, 2005
CLASS IS	(unaudited)	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18	$10.21

Income from investment operations
Net investment income (loss)	0.18[2]	0.29[2]	0.25[2]	0.35	0.47[2]	0.59[2]	0.64
Net realized and unrealized gains or losses on
investments	(0.09)	0.02	(0.22)	0.05	(0.20)	0.42	(0.03)

Total from investment operations	0.09	0.31	0.03	0.40	0.27	1.01	0.61

Distributions to shareholders from
Net investment income	(0.18)	(0.31)	(0.26)	(0.36)	(0.37)	(0.64)	(0.64)
Net realized gains	0	(0.04)	(0.04)	0	0	0	0

Total distributions to shareholders	(0.18)	(0.35)	(0.30)	(0.36)	(0.37)	(0.64)	(0.64)

Net asset value, end of period	$ 10.09	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$10.18

Total return	0.86%	3.00%	0.27%	3.94%	2.63%	10.24%	6.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,210	$13,452	$21,040	$36,522	$32,724	$29,418	$9,148
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.66%[3]	0.65%	0.66%	0.65%	0.57%[3]	0.52%	0.54%
Expenses excluding waivers/reimbursements
and expense reductions	0.66%[3]	0.65%	0.66%	0.65%	0.63%[3]	0.62%	0.64%
Net investment income (loss)	3.48%[3]	2.80%	2.36%	3.31%	4.47%[3]	5.76%	6.45%
Portfolio turnover rate	19%	103%	125%	147%	44%	116%	62%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.2%
FIXED-RATE 2.2%
FHLMC:
Ser. 1916, Class PB, 6.50%, 08/15/2011	$120,250	$121,167
Ser. R001, Class AE, 4.375%, 04/15/2015	3,484,599	3,418,740
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	4,418,366	4,322,896

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $8,009,491)		7,862,803

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.3%
FIXED-RATE 8.3%
FHLMC:
4.00%, 12/01/2014	5,047,901	4,833,113
5.50%, 01/01/2018 - 11/01/2018	8,394,131	8,452,174
FNMA:
5.50%, 07/01/2014 - 08/01/2014	16,294,408	16,449,061
6.50%, 08/01/2010	44,449	45,679
GNMA:
6.50%, 12/15/2008 - 10/15/2010	80,962	82,926
8.00%, 08/15/2007	381	390
9.00%, 03/15/2009 - 08/15/2022	127,432	138,433
14.00%, 02/15/2012 - 06/15/2012	305,115	346,793

Total Agency Mortgage-Backed Pass Through Securities
(cost $31,142,997)		30,348,569

ASSET-BACKED SECURITIES 6.0%
Capital One Auto Fin. Trust, Ser. 2002-A, Class A4, 4.79%, 01/15/2009	2,533,493	2,530,889
Chase Manhattan Auto Owner Trust, Ser. 2005-B, Class A2, 4.73%, 03/15/2008	2,860,000	2,859,628
CPS Auto Trust, Ser. 2005-D, Class A1, FRN, 4.93%, 12/15/2015 144A	3,000,000	3,000,000
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1,
2.88%, 12/25/2032	1,111,806	1,088,047
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%,
06/25/2024	608,562	601,557
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 5.60%, 05/24/2035
144A	2,950,317	2,949,856
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,386,378	1,399,443
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%,
03/25/2031	1,364,624	1,363,558
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.75%, 01/25/2035 144A	3,000,000	3,066,990
UPFC Auto Receivables Trust, Ser. 2005-B, Class A2, 4.74%, 10/15/2008	3,000,000	2,999,424

Total Asset-Backed Securities (cost $21,995,613)		21,859,392

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.0%
FIXED-RATE 3.2%
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	4,625,000	4,680,619
GE Capital Comml. Mtge. Corp., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	2,812,947	2,770,473
GE Capital Mall Fin. Corp., Ser. 1998-1A, Class B2, 7.25%, 09/13/2028 144A	4,000,000	4,207,120

		11,658,212

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 0.8%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CNDA, Class D,
5.02%, 08/15/2018 144A	$ 3,000,000	$2,996,875

Total Commercial Mortgage-Backed Securities (cost $15,366,175)		14,655,087

CORPORATE BONDS 38.3%
CONSUMER DISCRETIONARY 6.3%
Household Durables 1.6%
Fortune Brands, Inc., 2.875%, 12/01/2006	3,000,000	2,936,517
Ryland Group, Inc., 8.00%, 08/15/2006	3,000,000	3,050,802

		5,987,319

Media 3.5%
Chancellor Media Corp., 8.00%, 11/01/2008	2,000,000	2,127,642
Cox Communications, Inc., 7.75%, 08/15/2006	3,500,000	3,550,813
TCI Communications, Inc., 6.875%, 02/15/2006	3,685,000	3,691,946
Walt Disney Co., Ser. B, 6.75%, 03/30/2006	3,500,000	3,516,898

		12,887,299

Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., 5.50%, 08/15/2006	4,225,000	4,243,125

CONSUMER STAPLES 0.8%
Food Products 0.8%
ConAgra Foods, Inc., 6.00%, 09/15/2006	3,000,000	3,021,288

FINANCIALS 19.7%
Capital Markets 5.4%
Bear Stearns Cos., FRN, 4.54%, 01/30/2009	4,000,000	4,022,684
Goldman Sachs Group, Inc.:
7.20%, 03/01/2007 144A	650,000	667,533
FRN, 4.39%, 10/27/2006	4,000,000	4,006,204
Lehman Brothers Holdings, Inc., FRN, 5.60%, 09/28/2007	3,000,000	2,979,090
Merrill Lynch & Co., Inc., FRN, 4.72%, 09/09/2009	4,000,000	4,007,544
Morgan Stanley, FRN, 4.28%, 01/18/2008	4,000,000	4,005,716

		19,688,771

Commercial Banks 2.1%
First Tennessee Bank, FRN, 5.32%, 12/08/2008	3,500,000	3,501,782
Fleet Capital Trust V, FRN, 5.50%, 12/18/2028	4,000,000	4,004,888

		7,506,670

Consumer Finance 4.5%
General Electric Capital Corp., 5.00%, 06/15/2007	6,000,000	6,013,440
HSBC Finance Corp., 7.35%, 06/15/2022	3,000,000	3,044,712
Sony Capital Corp., 4.95%, 11/01/2006 144A	3,000,000	2,986,047
Textron Financial Corp., 2.69%, 10/03/2006	4,500,000	4,432,891

		16,477,090

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 2.2%
Citigroup, Inc., FRN, 4.57%, 11/05/2014	$ 4,000,000	$4,031,864
JPMorgan Chase Capital XIII, FRN, 4.97%, 09/30/2034 (p)	4,000,000	4,005,764

		8,037,628

Insurance 2.7%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,910,360
Genworth Financial, Inc., FRN, 4.64%, 06/15/2007	4,000,000	4,009,164
Prudential Insurance Co., 6.375%, 07/23/2006 144A	4,000,000	4,032,700

		9,952,224

Real Estate 0.6%
iStar Financial, Inc., REIT, FRN, 5.73%, 03/12/2007	2,000,000	2,021,342

Thrifts & Mortgage Finance 2.2%
Countrywide Home Loan, FRN, 4.90%, 06/02/2006	4,000,000	4,006,940
Washington Mutual, Inc., FRN, 4.45%, 01/15/2010	4,000,000	4,008,220

		8,015,160

HEALTH CARE 1.1%
Health Care Providers & Services 1.1%
CIGNA Corp., 8.25%, 01/01/2007	3,500,000	3,600,754
Quest Diagnostics, Inc., 6.75%, 07/12/2006	420,000	423,754

		4,024,508

INDUSTRIALS 2.5%
Road & Rail 2.5%
Burlington Northern Santa Fe Corp., 9.25%, 10/01/2006	2,750,000	2,835,701
Norfolk Southern Corp., 7.40%, 09/15/2006	3,000,000	3,054,096
Union Pacific Corp., 6.70%, 12/01/2006	3,000,000	3,045,066

		8,934,863

INFORMATION TECHNOLOGY 0.8%
Computers & Peripherals 0.8%
International Business Machines Corp., 4.875%, 10/01/2006	3,000,000	3,003,003

MATERIALS 1.0%
Chemicals 1.0%
International Flavors & Fragrances, Inc., 6.45%, 05/15/2006	3,500,000	3,517,028

TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 3.5%
GTE Corp., 6.36%, 04/15/2006	5,390,000	5,411,522
SBC Communications, Inc.:
5.75%, 05/02/2006	4,000,000	4,010,440
7.25%, 11/01/2027	3,150,000	3,261,016

		12,682,978

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.0%
Cingular Wireless, Inc., 7.35%, 03/01/2006	$ 3,500,000	$3,514,875

UTILITIES 1.6%
Electric Utilities 0.8%
Entergy Gulf States, Inc., 3.60%, 06/01/2008	3,000,000	2,886,489

Multi-Utilities 0.8%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006	3,000,000	3,008,523

Total Corporate Bonds (cost $140,470,173)		139,410,183

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
European Investment Bank, 8.00%, 10/21/2013 ZAR (cost $2,077,539)	13,000,000	2,087,264

U.S. GOVERNMENT & AGENCY OBLIGATIONS 7.0%
FHLMC:
2.85%, 02/23/2007	$ 8,000,000	7,833,224
3.625%, 02/15/2007	13,000,000	12,842,271
FNMA, FRN, 5.83%, 02/17/2009	5,000,000	4,874,000

Total U.S. Government & Agency Obligations (cost $26,003,142)		25,549,495

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Notes:
2.625%, 11/15/2006 (p)	4,000,000	3,939,844
2.875%, 11/30/2006 (p)	10,000,000	9,864,460
3.125%, 01/31/2007 (p)	5,000,000	4,931,645
3.625%, 04/30/2007 (p)	10,000,000	9,898,440
4.00%, 08/31/2007 (p)	4,000,000	3,974,688
4.125%, 10/31/2007 (p)	23,000,000	22,939,809

Total U.S. Treasury Obligations (cost $55,950,019)		55,548,886

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 5.8%
FIXED-RATE 5.8%
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%,
02/25/2035	5,000,000	4,942,700
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, 4.95%, 01/25/2035	7,529,068	7,455,133
Morgan Stanley Capital I, Inc., Ser. 2005-XLF, Class K, 5.02%, 08/15/2019 144A	1,470,000	1,470,000
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	3,500,000	3,365,078
Ser. 2004-AR5, Class A6, 3.85%, 06/25/2034	4,000,000	3,854,706

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $21,345,700)		21,087,617

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FLOATING-RATE 0.7%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 5.56%, 05/20/2032	$80,293	$81,768
IndyMac Index Mtge. Loan Trust, Ser. 2005-AR3, Class 4A1, 5.53%, 04/25/2035	2,556,533	2,556,040

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $2,688,200)		2,637,808

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 1.2%
FIXED-RATE 0.4%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	1,292,538	1,219,833

FLOATING-RATE 0.8%
Countrywide Home Loans, Ser. 2004-HYB8, Class 1M2, 5.55%, 01/20/2035	3,000,066	3,028,191

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $4,328,500)		4,248,024

YANKEE OBLIGATIONS-CORPORATE 8.6%
CONSUMER STAPLES 0.9%
Beverages 0.9%
Companhia Brasileira De Bebidas, 10.50%, 12/15/2011	2,500,000	3,087,500

FINANCIALS 5.6%
Commercial Banks 2.3%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,898,215
Royal Bank of Scotland Group plc, FRN, 4.88%, 12/29/2049	4,000,000	3,482,316

		8,380,531

Diversified Financial Services 2.2%
Preferred Term Securities, Ltd., FRN:
6.07%, 03/24/2034 144A	5,000,000	5,109,750
6.07%, 06/24/2034 144A	3,000,000	3,066,090

		8,175,840

Real Estate 1.1%
Westfield Capital Corp., Ltd., FRN, 4.56%, 11/02/2007 144A	4,000,000	4,011,712

INDUSTRIALS 1.0%
Industrial Conglomerates 1.0%
Tyco International Group SA, 5.80%, 08/01/2006	3,500,000	3,515,138

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
France Telecom SA, 7.45%, 03/01/2006	3,000,000	3,012,153
Telecom Italia Capital, 4.875%, 10/01/2010	1,000,000	981,413

		3,993,566

Total Yankee Obligations-Corporate (cost $31,140,080)		31,164,287

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Shares	Value

PREFERRED STOCKS 1.0%
FINANCIALS 1.0%
Thrifts & Mortgage Finance 1.0%
Fannie Mae, Ser. O (cost $3,902,500)	70,000	$3,832,500

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 17.3%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 4.07%, 04/27/2006 ƒ †	$500,000	493,556

	Shares	Value

MUTUAL FUND SHARES 17.2%
Evergreen Institutional Money Market ø	1,459,074	1,459,074
Navigator Prime Portfolio (pp)	61,034,244	61,034,244

		62,493,318

Total Short-Term Investments (cost $62,986,874)		62,986,874

Total Investments (cost $427,407,003) 116.2%		423,278,789
Other Assets and Liabilities (16.2%)		(59,029,199)

Net Assets 100.0%		$364,249,590

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust
ZAR	South African Rand

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2005:

AAA	50.4%
AA	5.6%
A	28.4%
BBB	15.6%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by maturity as of December 31, 2005:

Less than 1 year	30.2%
1 to 3 year(s)	38.8%
3 to 5 years	17.4%
5 to 10 years	5.0%
10 to 20 years	1.7%
20 to 30 years	6.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $425,947,929)
including $59,926,584 of securities loaned	$421,819,715
Investments in affiliated money market fund, at value (cost $1,459,074)	1,459,074

Total investments	423,278,789
Principal paydown receivable	93,084
Receivable for Fund shares sold	179,898
Dividends and interest receivable	3,322,367
Receivable for securities lending income	3,344
Prepaid expenses and other assets	11,091

Total assets	426,888,573

Liabilities
Dividends payable	674,368
Payable for Fund shares redeemed	855,879
Payable for securities on loan	61,034,244
Payable for daily variation margin on open futures contracts	21,485
Advisory fee payable	8,804
Distribution Plan expenses payable	1,832
Due to other related parties	5,531
Accrued expenses and other liabilities	36,840

Total liabilities	62,638,983

Net assets	$364,249,590

Net assets represented by
Paid-in capital	$373,787,042
Overdistributed net investment income	(205,048)
Accumulated net realized losses on investments	(5,190,853)
Net unrealized losses on investments	(4,141,551)

Total net assets	$364,249,590

Net assets consists of
Class A	$3,648,233
Class B	6,550,522
Class C	9,634,455
Class I	334,206,860
Class IS	10,209,520

Total net assets	$364,249,590

Shares outstanding (unlimited number of shares authorized)
Class A	361,459
Class B	649,041
Class C	954,612
Class I	33,114,369
Class IS	1,011,610

Net asset value per share
Class A	$10.09
Class A — Offering price (based on sales charge of 3.25%)	$10.43
Class B	$10.09
Class C	$10.09
Class I	$10.09
Class IS	$10.09

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2005 (unaudited)

Investment income
Interest	$8,024,132
Dividends	122,500
Income from affiliate	57,990
Securities lending	26,307

Total investment income	8,230,929

Expenses
Advisory fee	438,257
Distribution Plan expenses
Class A	5,806
Class B	34,615
Class C	52,509
Class IS	14,614
Administrative services fee	198,192
Transfer agent fees	43,435
Trustees’ fees and expenses	3,800
Printing and postage expenses	14,839
Custodian and accounting fees	61,429
Registration and filing fees	34,878
Professional fees	12,861
Interest expense	367
Other	5,000

Total expenses	920,602
Less: Expense reductions	(4,589)
Expense reimbursements	(1,935)

Net expenses	914,078

Net investment income	7,316,851

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(1,024,778)
Foreign currency related transactions	23,536
Futures contracts	(285,110)

Net realized losses on investments	(1,286,352)
Net change in unrealized gains or losses on investments	(2,087,166)

Net realized and unrealized gains or losses on investments	(3,373,518)

Net increase in net assets resulting from operations	$3,943,333

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2005		Year Ended
	(unaudited)		June 30, 2005

Operations
Net investment income		$7,316,851		$12,705,503
Net realized losses on investments		(1,286,352)		(3,352,976)
Net change in unrealized gains or losses
on investments		(2,087,166)		3,907,940

Net increase in net assets resulting from
operations		3,943,333		13,260,467

Distributions to shareholders from
Net investment income
Class A		(68,181)		(155,007)
Class B		(94,318)		(174,950)
Class C		(143,304)		(336,533)
Class I		(6,798,038)		(12,214,632)
Class IS		(203,429)		(489,880)
Net realized gains
Class A		0		(17,492)
Class B		0		(26,556)
Class C		0		(52,332)
Class I		0		(1,289,542)
Class IS		0		(58,872)

Total distributions to shareholders		(7,307,270)		(14,815,796)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	80,895	817,079	312,487	3,195,216
Class B	62,027	627,581	85,542	874,429
Class C	95,827	967,258	93,129	951,889
Class I	3,564,669	36,071,927	11,452,519	116,959,596
Class IS	58,441	590,194	671,097	6,861,506

		39,074,039		128,842,636

Net asset value of shares issued in
reinvestment of distributions
Class A	4,372	44,182	10,927	111,797
Class B	5,436	54,939	12,048	123,208
Class C	9,399	94,986	25,532	261,167
Class I	284,148	2,871,432	403,905	4,127,709
Class IS	13,284	134,248	39,009	399,292

		3,199,787		5,023,173

Automatic conversion of Class B shares
to Class A shares
Class A	2,018	20,378	11,815	121,105
Class B	(2,018)	(20,378)	(11,815)	(121,105)

		0		0

Payment for shares redeemed
Class A	(109,314)	(1,104,136)	(544,019)	(5,567,703)
Class B	(106,044)	(1,071,305)	(220,239)	(2,254,677)
Class C	(320,892)	(3,244,776)	(819,123)	(8,387,816)
Class I	(7,228,557)	(73,020,251)	(14,809,628)	(151,463,760)
Class IS	(382,040)	(3,864,889)	(1,446,794)	(14,812,072)

		(82,305,357)		(182,486,028)

Net decrease in net assets resulting from
capital share transactions		(40,031,531)		(48,620,219)

Total decrease in net assets		(43,395,468)		(50,175,548)
Net assets
Beginning of period		407,645,058		457,820,606

End of period		$364,249,590		$407,645,058

Overdistributed net investment income		$(205,048)		$(214,629)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Limited Duration Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting of 0.22% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,935.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2005, EIS received $2,271 from the sale of Class A shares and $11,130 and $65 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 28,972,686	$ 45,662,081	$ 47,866,371	$ 42,383,178

At December 31, 2005, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	December 31, 2005	Loss

275 2-Year
U.S. Treasury
March 2006	Note Futures	$ 56,440,828	$ 56,426,561	$ 14,267

During the six months ended December 31, 2005, the Fund loaned securities to certain brokers. At December 31, 2005, the value of securities on loan and the value of collateral (including accrued interest) amounted to $59,926,584 and $61,034,244, respectively.

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $427,407,003. The gross unrealized appreciation and depreciation on securities based on tax cost was $389,765 and $4,517,979, respectively, with a net unrealized depreciation of $4,128,214.

As of June 30, 2005, the Fund had $1,677,975 in capital loss carryovers for federal income tax purposes expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2005, the Fund incurred and elected to defer post-October losses of $2,246,976.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended December 31, 2005, the Fund had average borrowings outstanding of $9,734 (on an annualized basis) at a rate of 3.77% and paid interest of $367.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT EVENT

Effective January 1, 2006, EIMC is paid an annual fee starting at 0.22% and declining to 0.17% as the average daily net assets of the Fund increase.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
 ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

28

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

29

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund (the share class of the Fund with the longest performance record) performed in the first quintile over the recently completed one-year period, in the third quintile over the recently completed three-year period and in the second quintile over the recently completed five-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

30

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is
available upon request without charge by calling 800.343.2898.

33

564985 rv3     2/2006

Evergreen Short Intermediate Bond Fund

Evergreen

SHORT INTERMEDIATE BOND FUND

Semiannual Report
as of December 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Short Intermediate Bond Fund, which covers the six-month period ended December 31, 2005.

Over the past six months, investors in the fixed income markets had to overcome a variety of hurdles. Questions about the sustainability of economic growth, surging energy prices and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. During this period of uncertainty, the importance of asset allocation became increasingly evident, and we believed exposure to Evergreen’s short and intermediate term bond funds enabled investors to contribute to their fully diversified, long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. The rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans

1

LETTER TO SHAREHOLDERS continued

exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the second half of 2005.

The Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the Fed was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded once again by moving lower. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

In this environment, the portfolio management teams of Evergreen’s short and intermediate term bond funds attempted to capitalize on trends within the fixed income market. Security selection was critical, as income proved to be the largest contributor to total return. Indeed, rising yields was the dominant theme for our short and intermediate term bond funds during the period, as our portfolio teams endeavored to maximize yield while preserving capital for our investors.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including the consideration of exposure to short and intermediate term bond funds, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of December 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Parham M. Behrooz, CFA

• Mehmet Camurdan, CFA

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

6-month return with sales
charge	-3.57%	-5.56%	-1.66%	N/A	N/A

6-month return w/o sales
charge	-0.25%	-0.68%	-0.68%	-0.18%	-0.29%

Average annual return*

1-year with sales charge	-1.95%	-4.32%	-0.42%	N/A	N/A

1-year w/o sales charge	1.41%	0.55%	0.55%	1.56%	1.32%

5-year	4.60%	4.32%	4.65%	5.40%	5.14%

10-year	5.21%	5.23%	5.23%	5.61%	5.34%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of December 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2005	12/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 997.47	$ 3.88
Class B	$ 1,000.00	$ 993.21	$ 7.89
Class C	$ 1,000.00	$ 993.21	$ 7.89
Class I	$ 1,000.00	$ 998.22	$ 2.87
Class IS	$ 1,000.00	$ 997.11	$ 4.13
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$1,021.32	$ 3.92
Class B	$ 1,000.00	$1,017.29	$ 7.98
Class C	$ 1,000.00	$1,017.29	$ 7.98
Class I	$ 1,000.00	$1,022.33	$ 2.91
Class IS	$ 1,000.00	$1,021.07	$ 4.18

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.77% for Class A, 1.57% for Class B, 1.57% for Class C, 0.57% for Class I and 0.82% for
Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.12	0.23	0.22	0.27	0.02
Net realized and unrealized gains or losses on investments	(0.14)	0.07	(0.25)	0.34	0

Total from investment operations	(0.02)	0.30	(0.03)	0.61	0.02

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.24)	(0.27)	(0.02)
Net realized gains	0	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.12)	(0.24)	(0.25)	(0.29)	(0.02)

Net asset value, end of period	$ 5.97	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return[2]	(0.25%)	4.99%	(0.41%)	10.42%	0.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$74,559	$83,691	$84,755	$93,989	$75,418
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.77%[3]	0.73%	0.74%	0.67%	0.67%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.87%[3]	0.88%	0.89%	0.74%	0.75%[3]
Net investment income (loss)	4.00%[3]	3.69%	3.62%	4.35%	4.85%[3]
Portfolio turnover rate	45%	154%	149%	132%	138%

[1] For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2005
CLASS B	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.10	0.17	0.17	0.21	0.02
Net realized and unrealized gains or losses on investments	(0.14)	0.08	(0.25)	0.35	0

Total from investment operations	(0.04)	0.25	(0.08)	0.56	0.02

Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.19)	(0.22)	(0.02)
Net realized gains	0	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.10)	(0.19)	(0.20)	(0.24)	(0.02)

Net asset value, end of period	$ 5.97	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return[2]	(0.68%)	4.11%	(1.27%)	9.45%	0.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,669	$10,343	$13,664	$21,249	$16,801
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.57%[3]	1.58%	1.59%	1.57%	1.57%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.57%[3]	1.58%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	3.20%[3]	2.83%	2.77%	3.45%	3.94%[3]
Portfolio turnover rate	45%	154%	149%	132%	138%

[1] For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.10	0.17	0.17	0.21	0.02
Net realized and unrealized gains or losses on investments	(0.14)	0.08	(0.25)	0.35	0

Total from investment operations	(0.04)	0.25	(0.08)	0.56	0.02

Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.19)	(0.22)	(0.02)
Net realized gains	0	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.10)	(0.19)	(0.20)	(0.24)	(0.02)

Net asset value, end of period	$ 5.97	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return[2]	(0.68%)	4.11%	(1.27%)	9.45%	0.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,360	$21,359	$30,311	$39,936	$28,833
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.57%[3]	1.58%	1.59%	1.57%	1.57%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.57%[3]	1.58%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	3.20%[3]	2.83%	2.77%	3.44%	3.94%[3]
Portfolio turnover rate	45%	154%	149%	132%	138%

[1] For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,				Year Ended September 30,
	December 31, 2005
CLASS I	(unaudited)	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82

Income from investment operations
Net investment income (loss)	0.13	0.23	0.23	0.28	0.24	0.36	0.37
Net realized and unrealized gains or losses on
investments	(0.14)	0.08	(0.25)	0.34	(0.03)	0.35	0.01

Total from investment operations	(0.01)	0.31	(0.02)	0.62	0.21	0.71	0.38

Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.25)	(0.28)	(0.23)	(0.36)	(0.37)
Net realized gains	0	0	(0.01)	(0.02)	(0.15)	0	0

Total distributions to shareholders	(0.13)	(0.25)	(0.26)	(0.30)	(0.38)	(0.36)	(0.37)

Net asset value, end of period	$ 5.97	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83

Total return	(0.18%)	5.15%	(0.27%)	10.54%	3.63%	12.49%	6.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,114,476	$1,197,647	$1,150,215	$1,149,953	$822,835	$513,230	$554,432
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.57%[2]	0.58%	0.59%	0.57%	0.57%[2]	0.56%	0.52%
Expenses excluding waivers/reimbursements
and expense reductions	0.57%[2]	0.58%	0.59%	0.59%	0.58%[2]	0.58%	0.59%
Net investment income (loss)	4.20%[2]	3.84%	3.76%	4.44%	5.17%[2]	5.96%	6.52%
Portfolio turnover rate	45%	154%	149%	132%	138%	187%	37%

[1] For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
[2] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,				Year Ended September 30,
	December 31, 2005
CLASS IS	(unaudited)	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82

Income from investment operations
Net investment income (loss)	0.12	0.22	0.21	0.27	0.22	0.34	0.36
Net realized and unrealized gains or losses on
investments	(0.14)	0.07	(0.24)	0.34	(0.02)	0.35	0.01

Total from investment operations	(0.02)	0.29	(0.03)	0.61	0.20	0.69	0.37

Distributions to shareholders from
Net investment income	(0.12)	(0.23)	(0.24)	(0.27)	(0.22)	(0.34)	(0.36)
Net realized gains	0	0	(0.01)	(0.02)	(0.15)	0	0

Total distributions to shareholders	(0.12)	(0.23)	(0.25)	(0.29)	(0.37)	(0.34)	(0.36)

Net asset value, end of period	$ 5.97	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83

Total return	(0.29%)	4.89%	(0.52%)	10.27%	3.43%	12.21%	6.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,841	$23,793	$17,507	$19,512	$16,601	$14,163	$12,709
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.82%[2]	0.83%	0.84%	0.83%	0.83%[2]	0.81%	0.78%
Expenses excluding waivers/reimbursements
and expense reductions	0.82%[2]	0.83%	0.84%	0.84%	0.83%[2]	0.83%	0.84%
Net investment income (loss)	3.96%[2]	3.61%	3.44%	4.22%	4.93%[2]	5.70%	6.26%
Portfolio turnover rate	45%	154%	149%	132%	138%	187%	37%

[1] For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
[2] Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.7%
FIXED-RATE 9.7%
FHLMC, 6.98%, 10/01/2020	$ 15,649,404	$16,936,567
FNMA:
4.44%, 04/01/2013	2,332,966	2,258,000
4.83%, 02/01/2013	11,341,563	11,208,105
5.95%, 01/01/2009	5,878,601	5,984,343
6.08%, 10/01/2008	14,991,509	15,275,306
6.29%, 06/01/2011	3,398,066	3,570,721
6.31%, 02/01/2008	4,526,119	4,585,476
6.37%, 01/01/2008	2,145,686	2,181,798
6.40%, 12/01/2007	3,600,000	3,658,593
6.42%, 01/01/2008	2,705,933	2,753,498
6.79%, 12/01/2007	2,617,627	2,673,987
6.82%, 12/01/2007	6,160,285	6,292,350
6.875%, 01/01/2007	2,712,670	2,732,787
6.91%, 07/01/2009	9,291,089	9,744,577
6.95%, 10/01/2006	7,397,141	7,422,106
6.97%, 11/01/2007	3,922,130	4,060,147
7.01%, 12/01/2010	4,219,001	4,527,202
7.09%, 07/01/2009	2,787,656	2,937,622
7.18%, 11/01/2011	2,915,579	3,191,235
7.20%, 12/01/2006	3,217,037	3,240,469
7.29%, 12/01/2010	4,416,428	4,797,912

Total Agency Commercial Mortgage-Backed Securities
(cost $125,585,928)		120,032,801

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 6.3%
FIXED-RATE 6.3%
FHLB, Ser. 00-0606, Class Y, 5.27%, 12/28/2012 (h)	13,335,000	13,357,669
FHLMC:
Ser. 1935, Class FL, 5.08%, 02/15/2027	35,730	36,136
Ser. 2356, Class GD, 6.00%, 09/15/2016	9,827,777	10,064,837
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,218,000	7,984,899
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	13,026,540
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	11,832,522
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,600,725
Ser. 2807, Class ND, 5.50%, 04/15/2029	14,620,000	14,626,155

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $78,435,320)		77,529,483

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 9.2%
FIXED-RATE 9.2%
FHLMC:
5.00%, 12/01/2035	18,243,176	17,667,375
6.00%, 04/01/2017	215,528	220,069
6.50%, 09/01/2019	6,999,631	7,195,845
7.30%, 12/01/2012	2,041,992	2,203,942

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC 30 year, 5.00%, TBA #	$ 17,710,000	$17,145,494
FNMA:
6.00%, 11/01/2014 - 02/01/2018	1,161,889	1,187,978
6.26%, 03/01/2011	2,646,133	2,762,849
6.50%, 07/01/2017 - 08/01/2017	3,182,673	3,270,973
7.00%, 10/01/2007 - 08/01/2032	2,072,203	2,158,583
7.50%, 10/01/2031 - 03/01/2032	518,239	543,079
FNMA 15 year:
4.50%, TBA #	24,800,000	24,135,256
5.00%, TBA #	14,445,000	14,291,522
FNMA 30 year, 5.50%, TBA #	19,130,000	18,944,669
GNMA, 8.05%, 06/15/2019 - 10/15/2020	1,502,612	1,613,474

		113,341,108

FLOATING-RATE 0.0%
FNMA, 4.22%, 06/01/2017	13,580	13,550

Total Agency Mortgage-Backed Pass Through Securities
(cost $112,995,240)		113,354,658

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.7%
FHLMC, Ser. T-60, Class 1A4C, 5.40%, 03/25/2044	10,610,000	10,567,606
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	10,690,000	10,696,456

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $22,084,585)		21,264,062

ASSET-BACKED SECURITIES 3.4%
E-Trade RV & Marine Trust, Class A1, 2.67%, 07/07/2009	550,335	550,406
Merrill Lynch Mtge. Investments, Inc., Ser. 2005-SL3, Class A2A, 5.37%,
12/25/2035	15,988,934	15,983,363
New Century Home Equity Loan Trust, Ser. 2005-A, Class A1F, 4.36%,
06/01/2035	7,772,087	7,737,722
Popular ABS Mtge. Pass-Through Trust, Ser. 2005-5, Class AF1, 5.10%,
11/25/2035	11,748,449	11,721,995
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%,
02/25/2032	5,690,668	5,689,614

Total Asset-Backed Securities (cost $41,944,956)		41,683,100

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.8%
FIXED-RATE 9.8%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-4, Class A1, 3.46%, 07/10/2042	7,531,954	7,386,358
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	3,250,000	3,182,261
Ser. 2005-5, Class A4, 5.12%, 10/10/2045	6,375,000	6,350,089
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	8,433,606	8,551,175
Ser. 2002, Class E, 7.09%, 10/15/2036 144A	5,000,000	5,468,107

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%,
03/10/2039	$9,072,123	$8,741,459
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,293,321
Ser. 2004-ZQ2, Class A2, 5.42%, 05/15/2036	10,510,000	10,621,166
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%,
01/10/2040	7,896,128	7,675,932
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,459,091
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	7,580,000	7,193,983
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	1,983,573	2,022,370
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	1,815,000	1,822,042
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	6,254,000	6,411,398
Ser. 2003-LQ4, Class A2, 4.07%, 05/15/2040	18,490,000	17,365,797
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.29%, 07/15/2033 144A	7,000,000	7,701,710

Total Commercial Mortgage-Backed Securities (cost $124,088,997)		121,246,259

CORPORATE BONDS 30.4%
CONSUMER DISCRETIONARY 2.7%
Automobiles 0.1%
DaimlerChrysler Holdings Corp., 7.30%, 01/15/2012	1,240,000	1,339,604

Media 2.0%
Comcast Corp.:
6.20%, 11/15/2008	870,000	893,668
6.75%, 01/30/2011	10,175,000	10,784,900
Time Warner, Inc., 6.875%, 05/01/2012	12,175,000	12,976,687

		24,655,255

Multi-line Retail 0.6%
May Department Stores Co., 7.45%, 09/15/2011	6,525,000	7,189,989

CONSUMER STAPLES 3.1%
Beverages 1.1%
Anheuser-Busch Companies, Inc., 5.625%, 10/01/2010	7,100,000	7,334,783
Molson Coors Brewing Co., 6.375%, 05/15/2012	6,000,000	6,366,396

		13,701,179

Food & Staples Retailing 1.1%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,495,035
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	5,750,000	6,124,463

		13,619,498

Food Products 0.9%
General Mills, Inc., 6.00%, 02/15/2012	10,000,000	10,478,830

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 19.2%
Capital Markets 3.6%
Bank of New York Co., Inc., 7.30%, 12/01/2009	$5,000,000	$5,429,270
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	11,000,000	10,685,840
7.35%, 10/01/2009	790,000	851,128
Legg Mason, Inc., 6.75%, 07/02/2008	9,950,000	10,364,387
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	5,000,000	4,792,965
4.125%, 09/10/2009	5,000,000	4,855,545
Morgan Stanley:
3.625%, 04/01/2008	3,000,000	2,924,187
3.875%, 01/15/2009	4,000,000	3,885,080

		43,788,402

Commercial Banks 3.6%
Bank of America Corp., 4.375%, 12/01/2010	9,250,000	9,034,235
National City Corp.:
4.50%, 03/15/2010	10,250,000	10,097,378
6.20%, 12/15/2011	2,475,000	2,622,067
PNC Financial Services Group, Inc., 6.125%, 02/15/2009	3,400,000	3,511,489
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,376,900
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,031,933
Wells Fargo & Co., 6.25%, 04/15/2008	6,000,000	6,188,340

		43,862,342

Consumer Finance 3.9%
American Express Co., 5.00%, 12/02/2010	9,500,000	9,516,767
American General Financial Corp.:
3.875%, 10/01/2009	3,000,000	2,875,794
4.50%, 11/15/2007	9,545,000	9,486,938
ChevronTexaco Capital Co., 3.50%, 09/17/2007	700,000	686,018
ConocoPhillips Funding Co., 5.45%, 10/15/2006	1,000,000	1,004,105
Ford Motor Credit Co.:
6.875%, 02/01/2006	1,200,000	1,197,443
7.375%, 10/28/2009	9,545,000	8,472,075
General Electric Capital Corp., 6.125%, 02/22/2011	10,000,000	10,532,070
HSBC Finance Corp., 4.625%, 09/15/2010	5,000,000	4,902,255

		48,673,465

Diversified Financial Services 1.1%
Citigroup, Inc., 5.75%, 05/10/2006	755,000	757,769
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	12,142,867
Verizon Global Funding Corp., 6.125%, 06/15/2007	860,000	874,909

		13,775,545

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 2.7%
Genworth Financial, Inc., 4.75%, 06/15/2009	$ 10,750,000	$10,661,754
Metlife, Inc., 5.00%, 06/15/2015	13,000,000	12,774,216
Prudential Financial, Inc., 5.10%, 09/20/2014	9,375,000	9,347,456

		32,783,426

Real Estate 3.1%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	7,200,000	7,113,355
CarrAmerica Realty Corp., REIT:
3.625%, 04/01/2009	8,500,000	8,137,679
5.125%, 09/01/2011	4,500,000	4,416,043
Duke Realty Corp., REIT:
3.35%, 01/15/2008	10,000,000	9,626,980
7.05%, 03/01/2006	2,500,000	2,508,493
EOP Operating, LP, 7.00%, 07/15/2011	6,300,000	6,750,897

		38,553,447

Thrifts & Mortgage Finance 1.2%
Vanderbilt Mortgage & Finance, Inc., 7.60%, 06/07/2025	8,000,000	8,438,597
Washington Mutual, Inc., 5.00%, 03/22/2012	7,000,000	6,926,094

		15,364,691

INDUSTRIALS 0.9%
Road & Rail 0.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	10,975,000	11,476,349

MATERIALS 0.7%
Paper & Forest Products 0.7%
International Paper Co., 5.85%, 10/30/2012	8,695,000	8,834,876

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.7%
SBC Communications, Inc.:
5.875%, 02/01/2012	2,825,000	2,908,123
6.25%, 03/15/2011	8,500,000	8,896,210
Verizon Communications, Inc., 5.875%, 01/17/2012	8,370,000	8,456,010

		20,260,343

Wireless Telecommunication Services 0.5%
Cingular Wireless, 8.125%, 05/01/2012	5,725,000	6,623,167

UTILITIES 1.6%
Electric Utilities 1.3%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,500,000	9,118,961
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,496,763

		15,615,724

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.3%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	$4,300,000	$4,313,021

Total Corporate Bonds (cost $376,385,379)		374,909,153

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.8%
FHLMC:
3.50%, 04/01/2008	800,000	779,485
6.25%, 03/05/2012	1,675,000	1,700,919
FNMA:
3.00%, 02/26/2007	1,800,000	1,765,190
3.75%, 05/17/2007	1,250,000	1,233,694
4.75%, 01/02/2007	1,525,000	1,523,754
5.50%, 05/02/2006	1,750,000	1,755,028
6.375%, 06/15/2009	890,000	935,738

Total U.S. Government & Agency Obligations (cost $10,018,706)		9,693,808

U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds, 7.50%, 11/15/2016	94,750,000	119,044,563
U.S. Treasury Notes:
1.50%, 03/31/2006	1,600,000	1,590,439
1.875%, 12/31/2005	250,000	250,000
2.50%, 10/31/2006	1,750,000	1,723,545
2.75%, 08/15/2007	30,235,000	29,462,617
3.375%, 11/15/2008	7,465,000	7,267,006
4.875%, 02/15/2012	2,965,000	3,045,034
TIPS, 3.375%, 01/15/2007	11,660,134	11,749,416

Total U.S. Treasury Obligations (cost $175,325,052)		174,132,620

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 7.0%
FIXED-RATE 6.9%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.80%, 05/25/2035	7,800,000	7,633,758
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	13,250,000	12,911,017
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.47%, 12/25/2034	14,000,000	13,720,752
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	9,875,000	9,494,327
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	15,851,000	15,513,759
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	13,310,000	13,038,875
Ser. 2005-AR12, Class 1A8, 4.84%, 10/25/2035	12,911,186	12,731,979

		85,044,467

FLOATING-RATE 0.1%
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-9XS, Class A, 4.75%,
07/25/2034	844,214	845,532

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $87,282,503)		85,889,999

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FLOATING-RATE 0.2%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 4.90%, 02/20/2021	$350,904	$350,106
Fund America Investors Corp., Ser. 1993-A, Class A5, 5.44%, 06/25/2023	1,040,210	1,052,438
Perpetual Savings Bank, Ser. 1990-1, Class 1, 4.95%, 04/01/2020	1,669,490	1,678,719

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $3,058,992)		3,081,263

YANKEE OBLIGATIONS - CORPORATE 1.0%
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $12,659,722)	11,525,000	12,634,108

YANKEE OBLIGATIONS - GOVERNMENT 0.2%
Canada, 4.625%, 10/03/2006	1,125,000	1,124,876
Italy, 2.50%, 03/31/2006	900,000	896,120

Total Yankee Obligations - Government (cost $2,021,913)		2,020,996

	Shares	Value

SHORT-TERM INVESTMENTS 12.0%
MUTUAL FUND SHARES 12.0%
Evergreen Institutional Money Market Fund ø ## (cost $148,382,763)	148,382,763	148,382,763

Total Investments (cost $1,320,270,056) 105.8%		1,305,855,073
Other Assets and Liabilities (5.8%)		(71,950,246)

Net Assets 100.0%		$1,233,904,827

(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

December 31, 2005 (unaudited)

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2005:

AAA	67.9%
AA	5.8%
A	12.2%
BBB	14.1%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by maturity as of December 31, 2005:

Less than 1 year	12.1%
1 to 3 year(s)	19.0%
3 to 5 years	19.8%
5 to 10 years	37.1%
10 to 20 years	12.0%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,171,887,293)	$1,157,472,310
Investments in affiliated money market fund, at value (cost $148,382,763)	148,382,763

Total investments	1,305,855,073
Cash	5,302
Receivable for securities sold	36,438,636
Receivable for Fund shares sold	2,146,276
Interest receivable	11,145,541
Prepaid expenses and other assets	20,222

Total assets	1,355,611,050

Liabilities
Dividends payable	3,310,753
Payable for securities purchased	113,773,098
Payable for Fund shares redeemed	4,144,637
Advisory fee payable	51,476
Due to other related parties	14,504
Accrued expenses and other liabilities	411,755

Total liabilities	121,706,223

Net assets	$1,233,904,827

Net assets represented by
Paid-in capital	$1,259,559,772
Overdistributed net investment income	(770,542)
Accumulated net realized losses on investments	(10,469,420)
Net unrealized losses on investments	(14,414,983)

Total net assets	$1,233,904,827

Net assets consists of
Class A	$74,559,431
Class B	8,668,585
Class C	18,359,890
Class I	1,114,475,625
Class IS	17,841,296

Total net assets	$1,233,904,827

Shares outstanding (unlimited number of shares authorized)
Class A	12,484,123
Class B	1,451,291
Class C	3,073,845
Class I	186,584,901
Class IS	2,987,234

Net asset value per share
Class A	$5.97
Class A — Offering price (based on sales charge of 3.25%)	$6.17
Class B	$5.97
Class C	$5.97
Class I	$5.97
Class IS	$5.97

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2005 (unaudited)

Investment income
Interest	$29,274,428
Income from affiliate	1,743,007

Total investment income	31,017,435

Expenses
Advisory fee	2,507,325
Distribution Plan expenses
Class A	119,786
Class B	47,837
Class C	100,345
Class IS	24,578
Administrative services fee	647,538
Transfer agent fees	261,983
Trustees’ fees and expenses	8,957
Printing and postage expenses	28,496
Custodian and accounting fees	180,697
Registration and filing fees	36,963
Professional fees	23,327
Other	13,462

Total expenses	4,001,294
Less: Expense reductions	(10,472)
Expense reimbursements	(39,929)

Net expenses	3,950,893

Net investment income	27,066,542

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(4,194,516)
Net change in unrealized gains or losses on investments	(24,608,229)

Net realized and unrealized gains or losses on investments	(28,802,745)

Net decrease in net assets resulting from operations	$(1,736,203)

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2005		Year Ended
	(unaudited)		June 30, 2005

Operations
Net investment income		$27,066,542		$49,768,599
Net realized gains or losses on
investments		(4,194,516)		6,579,759
Net change in unrealized gains or
losses on investments		(24,608,229)		9,545,283

Net increase (decrease) in net assets
resulting from operations		(1,736,203)		65,893,641

Distributions to shareholders from
Net investment income
Class A		(1,637,052)		(3,355,293)
Class B		(155,349)		(361,961)
Class C		(326,176)		(771,493)
Class I		(24,896,245)		(47,303,697)
Class IS		(397,148)		(687,624)

Total distributions to shareholders		(27,411,970)		(52,480,068)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	508,943	3,067,984	2,386,847	14,609,925
Class B	56,087	336,743	244,129	1,492,935
Class C	301,715	1,811,587	204,965	1,264,409
Class I	15,302,859	91,802,076	38,908,320	238,188,391
Class IS	877,482	5,258,168	2,652,149	16,153,454

		102,276,558		271,709,114

Net asset value of shares issued in
reinvestment of distributions
Class A	229,851	1,379,856	467,288	2,853,475
Class B	17,977	107,933	41,463	253,255
Class C	35,750	214,638	85,410	521,705
Class I	1,079,507	6,479,599	1,969,985	12,028,706
Class IS	38,157	229,029	66,346	405,130

		8,411,055		16,062,271

Automatic conversion of Class B
shares to Class A shares
Class A	61,726	370,638	146,117	891,881
Class B	(61,726)	(370,638)	(146,117)	(891,881)

		0		0

Payment for shares redeemed
Class A	(2,017,860)	(12,121,464)	(3,313,767)	(20,200,658)
Class B	(254,410)	(1,528,275)	(705,597)	(4,308,718)
Class C	(760,453)	(4,573,168)	(1,805,666)	(11,031,189)
Class I	(25,868,443)	(155,264,657)	(47,755,637)	(291,641,368)
Class IS	(1,823,825)	(10,981,146)	(1,717,975)	(10,491,504)

		(184,468,710)		(337,673,437)

Net asset value of shares issued in
acquisition
Class I	0	0	12,743,595	76,871,934

Net increase (decrease) in net assets
resulting from capital share
transactions		(73,781,097)		26,969,882

Total increase (decrease) in net assets		(102,929,270)		40,383,455
Net assets
Beginning of period		1,336,834,097		1,296,450,642

End of period		$1,233,904,827		$1,336,834,097

Overdistributed net investment income		$(770,542)		$(425,114)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $39,929.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended December 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.01% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2005, EIS received $348 from the sale of Class A shares and $8,885 and $320 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Income Fund in a tax-free exchange for Class I shares of the Fund. Class I shares were issued to shares of SouthTrust Income Fund at an exchange ratio of 1.55 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $1,620,433. The aggregate net assets of the Fund and SouthTrust Income Fund immediately prior to the acquisition were $1,259,560,035 and $76,871,934, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,336,431,969.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar rolls) were as follows for the six months ended December 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$356,703,985	$119,749,234	$353,112,972	$200,110,839

On December 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,320,359,085. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,694,608 and $20,198,620, respectively, with a net unrealized depreciation of $14,504,012.

As of June 30, 2005, the Fund had $3,906,513 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2010	2012

$170,921	$1,945,760	$959,410	$830,422

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2005, the Fund incurred and elected to defer post-October losses of $1,814,366.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended December 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIMC’s affiliate, Tattersall Advisory Group, Inc (“Tattersall”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, EIMC, or Tattersall, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory

29

ADDITIONAL INFORMATION (unaudited) continued

contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC and Tattersall. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with Tattersall. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that

30

ADDITIONAL INFORMATION (unaudited) continued

EIMC and Tattersall formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and Tattersall, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Tattersall were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Tattersall, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund (the share class of the Fund with the longest performance record) had performed in the first quintile over recently completed one-, three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and

31

ADDITIONAL INFORMATION (unaudited) continued

administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was above the median of fees paid by comparable funds, but within the range of comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including, where applicable, mutual funds advised by EIMC or an affiliate, or private accounts or pools managed by EIMC. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund’s gross return, was lower than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564986 rv3 2/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 6, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: March 6, 2006